UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® GLOBAL EQUITY FUND

LGE-SEM

MFS® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Walt Disney Co.	3.0%
Time Warner, Inc.	2.6%
Nestle S.A.	2.6%
Reckitt Benckiser Group PLC	2.6%
Honeywell International, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Accenture PLC, “A”	2.3%
Bayer AG	2.3%
State Street Corp.	2.2%
Linde AG	2.2%

Equity sectors
Consumer Staples	17.2%
Financial Services	15.7%
Health Care	13.3%
Leisure	12.1%
Industrial Goods & Services	9.1%
Basic Materials	6.6%
Technology	6.4%
Retailing	6.2%
Special Products & Services	5.1%
Transportation	3.3%
Energy	2.4%
Autos & Housing	0.9%

Issuer country weightings (x)
United States	54.6%
United Kingdom	10.0%
Switzerland	8.2%
France	8.2%
Germany	7.0%
Netherlands	2.5%
Canada	1.8%
Japan	1.6%
Sweden	1.4%
Other Countries	4.7%

Currency exposure weightings (y)
United States Dollar	57.1%
Euro	18.1%
British Pound Sterling	10.0%
Swiss Franc	8.2%
Japanese Yen	1.6%
Swedish Krona	1.4%
Brazilian Real	1.0%
Danish Krone	0.8%
South Korean Won	0.6%
Other Currencies	1.2%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	1.21%	$1,000.00	$1,062.65	$6.19
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
B	Actual	1.96%	$1,000.00	$1,058.78	$10.01
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
C	Actual	1.96%	$1,000.00	$1,058.58	$10.00
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
I	Actual	0.96%	$1,000.00	$1,064.15	$4.91
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
R1	Actual	1.96%	$1,000.00	$1,058.48	$10.00
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
R2	Actual	1.46%	$1,000.00	$1,061.49	$7.46
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
R3	Actual	1.21%	$1,000.00	$1,062.39	$6.19
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
R4	Actual	0.96%	$1,000.00	$1,064.10	$4.91
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
R5	Actual	0.88%	$1,000.00	$1,064.46	$4.50
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)
Aerospace - 5.1%
Honeywell International, Inc.	541,173	$54,615,182
MTU Aero Engines AG	153,650	15,194,356
United Technologies Corp.	378,292	43,030,715

		$112,840,253
Alcoholic Beverages - 5.9%
AmBev S.A.	1,937,978	$12,182,513
Carlsberg Group	195,419	17,839,237
Diageo PLC	1,524,004	42,329,030
Heineken N.V.	333,343	26,142,721
Pernod Ricard S.A.	250,923	31,146,527

		$129,640,028
Apparel Manufacturers - 3.4%
Burberry Group PLC	506,508	$13,531,652
Compagnie Financiere Richemont S.A.	249,878	22,307,349
LVMH Moet Hennessy Louis Vuitton S.A.	222,889	38,973,573

		$74,812,574
Automotive - 0.9%
Delphi Automotive PLC	205,804	$17,081,732
Harley-Davidson, Inc.	60,858	3,420,828

		$20,502,560
Broadcasting - 8.3%
Omnicom Group, Inc.	266,849	$20,216,480
Time Warner, Inc.	691,395	58,360,652
Viacom, Inc., “B”	92,936	6,454,405
Walt Disney Co.	601,913	65,439,981
WPP Group PLC	1,430,613	33,407,006

		$183,878,524
Brokerage & Asset Managers - 1.8%
Deutsche Boerse AG	134,642	$11,225,156
Franklin Resources, Inc.	542,009	27,945,984

		$39,171,140
Business Services - 5.1%
Accenture PLC, “A”	558,608	$51,755,031
Adecco S.A.	259,984	21,315,264

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Brenntag AG	164,586	$9,940,783
Compass Group PLC	1,537,342	27,252,824
NOW, Inc. (a)(l)	120,610	2,882,579

		$113,146,481
Cable TV - 1.8%
Sky PLC	1,272,754	$21,006,156
Time Warner Cable, Inc.	128,477	19,980,743

		$40,986,899
Chemicals - 1.6%
3M Co.	226,400	$35,406,696

Computer Software - 2.6%
Check Point Software Technologies Ltd. (a)	127,522	$10,645,537
Dassault Systemes S.A.	67,894	5,234,903
Oracle Corp.	955,113	41,662,029

		$57,542,469
Consumer Products - 6.0%
Colgate-Palmolive Co.	431,458	$29,028,494
International Flavors & Fragrances, Inc.	144,102	16,535,705
Reckitt Benckiser Group PLC	638,136	56,982,041
Svenska Cellulosa Aktiebolaget	1,186,510	29,971,102

		$132,517,342
Electrical Equipment - 4.0%
Amphenol Corp., “A”	272,503	$15,088,491
Legrand S.A.	419,844	24,255,950
Rockwell Automation, Inc.	46,199	5,479,201
Schneider Electric S.A. (l)	373,101	27,822,557
W.W. Grainger, Inc.	64,432	16,006,842

		$88,653,041
Electronics - 2.4%
Altera Corp.	92,488	$3,854,900
Hoya Corp.	566,900	21,878,848
Microchip Technology, Inc.	309,112	14,730,732
Samsung Electronics Co. Ltd.	10,440	13,692,210

		$54,156,690
Energy - Independent - 0.4%
INPEX Corp.	730,200	$9,144,070

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 5.4%
Danone S.A. (l)	522,627	$37,783,828
Kellogg Co.	387,480	24,539,108
Nestle S.A.	734,778	57,297,750

		$119,620,686
Food & Drug Stores - 0.2%
Lawson, Inc.	65,000	$4,652,874

Gaming & Lodging - 0.7%
Sands China Ltd.	1,094,000	$4,481,553
William Hill PLC	1,147,208	6,347,322
Wynn Resorts Ltd.	44,146	4,903,296

		$15,732,171
Insurance - 0.4%
Swiss Re Ltd.	92,331	$8,207,546

Internet - 0.7%
eBay, Inc. (a)	267,268	$15,571,034

Major Banks - 5.9%
Bank of New York Mellon Corp.	869,899	$36,831,524
Goldman Sachs Group, Inc.	136,421	26,795,813
Standard Chartered PLC	1,042,964	17,056,520
State Street Corp.	641,641	49,483,354

		$130,167,211
Medical Equipment - 8.7%
DENTSPLY International, Inc.	330,834	$16,872,534
Medtronic PLC	434,927	32,380,315
Sonova Holding AG	82,639	11,459,481
St. Jude Medical, Inc.	425,138	29,780,917
Stryker Corp.	308,351	28,442,296
Thermo Fisher Scientific, Inc.	416,547	52,351,627
Waters Corp. (a)	177,170	22,179,912

		$193,467,082
Network & Telecom - 0.7%
Cisco Systems, Inc.	522,835	$15,073,333

Oil Services - 2.0%
National Oilwell Varco, Inc.	206,524	$11,236,971
Schlumberger Ltd.	347,718	32,897,600

		$44,134,571

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 7.6%
American Express Co.	421,177	$32,620,159
Credicorp Ltd.	31,989	4,879,922
Erste Group Bank AG	317,165	9,011,033
Grupo Financiero Banorte S.A. de C.V.	1,423,828	8,118,659
Itau Unibanco Holding S.A., ADR	750,790	9,625,128
Julius Baer Group Ltd.	261,223	13,778,997
Kasikornbank PLC	1,127,580	7,160,781
Komercni Banka A.S.	18,036	4,022,151
Sberbank of Russia, ADR	478,652	2,842,461
UBS Group AG (a)	1,526,963	30,764,644
Visa, Inc., “A”	704,437	46,528,064

		$169,351,999
Pharmaceuticals - 4.6%
Bayer AG	343,622	$50,058,191
Johnson & Johnson	142,632	14,149,094
Merck KGaA	185,869	20,160,427
Roche Holding AG	59,493	17,136,337

		$101,504,049
Railroad & Shipping - 1.8%
Canadian National Railway Co.	615,475	$39,710,447

Restaurants - 1.2%
McDonald’s Corp.	238,338	$23,011,534
Whitbread PLC	41,094	3,309,477

		$26,321,011
Specialty Chemicals - 5.0%
Akzo Nobel N.V.	368,510	$28,086,052
L’Air Liquide S.A.	92,265	12,080,037
Linde AG	252,159	49,415,586
Praxair, Inc.	172,315	21,010,368

		$110,592,043
Specialty Stores - 2.6%
AutoZone, Inc. (a)	36,920	$24,834,607
Hermes International	10,870	4,102,432
Sally Beauty Holdings, Inc. (a)	525,174	16,390,681
Urban Outfitters, Inc. (a)	325,510	13,033,420

		$58,361,140
Trucking - 1.5%
United Parcel Service, Inc., “B”	324,291	$32,600,974
Total Common Stocks (Identified Cost, $1,564,272,049)		$2,177,466,938

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.1%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	25,210,470	$25,210,470

Collateral for Securities Loaned - 2.2%
JPMorgan Prime Money Market Fund, 0.11%, at Cost and Net Asset Value (j)	49,590,815	$49,590,815
Total Investments (Identified Cost, $1,639,073,334)		$2,252,268,223

Other Assets, Less Liabilities - (1.6)%		(36,476,028)
Net Assets - 100.0%		$2,215,792,195

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,613,862,864)	$2,227,057,753
Underlying affiliated funds, at cost and value	25,210,470
Total investments, at value, including $47,541,954 of securities on loan (identified cost, $1,639,073,334)	$2,252,268,223
Receivables for
Fund shares sold	9,039,858
Interest and dividends	6,677,876
Other assets	7,508
Total assets	$2,267,993,465
Liabilities
Payables for
Investments purchased	$391,426
Fund shares reacquired	1,276,366
Collateral for securities loaned, at value	49,590,815
Payable to affiliates
Investment adviser	87,201
Shareholder servicing costs	503,489
Distribution and service fees	20,793
Payable for independent Trustees’ compensation	13,216
Deferred country tax expense payable	221,577
Accrued expenses and other liabilities	96,387
Total liabilities	$52,201,270
Net assets	$2,215,792,195
Net assets consist of
Paid-in capital	$1,580,080,366
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $221,577 deferred country tax)	612,991,749
Accumulated net realized gain (loss) on investments and foreign currency	10,471,843
Undistributed net investment income	12,248,237
Net assets	$2,215,792,195
Shares of beneficial interest outstanding	59,665,528

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$656,089,967	17,717,619	$37.03
Class B	27,673,813	804,685	34.39
Class C	128,256,207	3,883,068	33.03
Class I	740,953,582	19,536,447	37.93
Class R1	3,794,758	112,725	33.66
Class R2	57,832,058	1,605,651	36.02
Class R3	103,530,675	2,814,599	36.78
Class R4	128,367,336	3,456,568	37.14
Class R5	369,293,799	9,734,166	37.94

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $39.29 [100 / 94.25 x $37.03]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$25,815,229
Interest	434,648
Dividends from underlying affiliated funds	12,480
Foreign taxes withheld	(1,518,163)
Total investment income	$24,744,194
Expenses
Management fee	$8,494,304
Distribution and service fees	1,779,336
Shareholder servicing costs	925,655
Administrative services fee	174,005
Independent Trustees’ compensation	19,471
Custodian fee	153,975
Shareholder communications	37,961
Audit and tax fees	33,293
Legal fees	7,995
Miscellaneous	105,718
Total expenses	$11,731,713
Fees paid indirectly	(4)
Reduction of expenses by investment adviser and distributor	(80,060)
Net expenses	$11,651,649
Net investment income	$13,092,545
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$21,303,608
Foreign currency	141,275
Net realized gain (loss) on investments and foreign currency	$21,444,883
Change in unrealized appreciation (depreciation)
Investments (net of $119,866 decrease in deferred country tax)	$93,115,111
Translation of assets and liabilities in foreign currencies	98,754
Net unrealized gain (loss) on investments and foreign currency translation	$93,213,865
Net realized and unrealized gain (loss) on investments and foreign currency	$114,658,748
Change in net assets from operations	$127,751,293

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/15 (unaudited)	Year ended 10/31/14
From operations
Net investment income	$13,092,545	$16,094,039
Net realized gain (loss) on investments and foreign currency	21,444,883	19,776,308
Net unrealized gain (loss) on investments and foreign currency translation	93,213,865	82,069,694
Change in net assets from operations	$127,751,293	$117,940,041
Distributions declared to shareholders
From net investment income	$(16,366,047)	$(7,871,999)
From net realized gain on investments	(19,230,066)	(15,876,404)
Total distributions declared to shareholders	$(35,596,113)	$(23,748,403)
Change in net assets from fund share transactions	$143,922,688	$237,877,856
Total change in net assets	$236,077,868	$332,069,494
Net assets
At beginning of period	1,979,714,327	1,647,644,833
At end of period (including undistributed net investment income of $12,248,237 and $15,521,739, respectively)	$2,215,792,195	$1,979,714,327

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.45		$33.74	$26.46	$23.79	$23.14	$20.30
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.26	$0.22	$0.23	$0.20	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.97		1.90	7.40	2.78	0.55	2.88
Total from investment operations	$2.18		$2.16	$7.62	$3.01	$0.75	$3.02
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.13)	$(0.27)	$(0.19)	$(0.10)	$(0.18)
From net realized gain on investments	(0.34)		(0.32)	(0.07)	(0.15)	—	—
Total distributions declared to shareholders	$(0.60)		$(0.45)	$(0.34)	$(0.34)	$(0.10)	$(0.18)
Net asset value, end of period (x)	$37.03		$35.45	$33.74	$26.46	$23.79	$23.14
Total return (%) (r)(s)(t)(x)	6.27	(n)	6.50	29.12	12.96	3.23	14.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.23	1.29	1.34	1.37	1.43
Expenses after expense reductions (f)	1.21	(a)	1.22	1.29	1.34	1.37	1.43
Net investment income	1.16	(a)(l)	0.75	0.71	0.93	0.82	0.63
Portfolio turnover	3	(n)	11	11	13	16	26
Net assets at end of period (000 omitted)	$656,090		$592,610	$512,447	$344,016	$310,964	$305,179

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class B			2014		2013	2012	2011	2010

Net asset value, beginning of period	$32.84		$31.40		$24.64	$22.13	$21.61	$18.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$(0.00	)(w)	$(0.01)	$0.04	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.84		1.76		6.92	2.62	0.51	2.69
Total from investment operations	$1.91		$1.76		$6.91	$2.66	$0.52	$2.67
Less distributions declared to shareholders
From net investment income	$(0.02)		$—		$(0.08)	$—	$—	$(0.03)
From net realized gain on investments	(0.34)		(0.32)		(0.07)	(0.15)	—	—
Total distributions declared to shareholders	$(0.36)		$(0.32)		$(0.15)	$(0.15)	$—	$(0.03)
Net asset value, end of period (x)	$34.39		$32.84		$31.40	$24.64	$22.13	$21.61
Total return (%) (r)(s)(t)(x)	5.88	(n)	5.68		28.19	12.13	2.41	14.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.98		2.04	2.09	2.12	2.18
Expenses after expense reductions (f)	1.96	(a)	1.98		2.04	2.09	2.12	2.18
Net investment income (loss)	0.40	(a)(l)	(0.01)		(0.02)	0.16	0.06	(0.12)
Portfolio turnover	3	(n)	11		11	13	16	26
Net assets at end of period (000 omitted)	$27,674		$26,118		$24,395	$18,799	$20,797	$25,796

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class C			2014		2013	2012	2011	2010

Net asset value, beginning of period	$31.60		$30.22		$23.75	$21.37	$20.87	$18.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$(0.00	)(w)	$(0.02)	$0.04	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.75		1.70		6.66	2.53	0.49	2.60
Total from investment operations	$1.82		$1.70		$6.64	$2.57	$0.50	$2.58
Less distributions declared to shareholders
From net investment income	$(0.05)		$—		$(0.10)	$(0.04)	$—	$(0.06)
From net realized gain on investments	(0.34)		(0.32)		(0.07)	(0.15)	—	—
Total distributions declared to shareholders	$(0.39)		$(0.32)		$(0.17)	$(0.19)	$—	$(0.06)
Net asset value, end of period (x)	$33.03		$31.60		$30.22	$23.75	$21.37	$20.87
Total return (%) (r)(s)(t)(x)	5.86	(n)	5.70		28.15	12.17	2.40	14.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.98		2.04	2.09	2.12	2.18
Expenses after expense reductions (f)	1.96	(a)	1.98		2.04	2.09	2.12	2.18
Net investment income (loss)	0.43	(a)(l)	(0.00)		(0.06)	0.17	0.07	(0.11)
Portfolio turnover	3	(n)	11		11	13	16	26
Net assets at end of period (000 omitted)	$128,256		$111,902		$74,448	$32,071	$28,756	$28,424

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$36.34		$34.56	$27.09	$24.35	$23.68	$20.76
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.35	$0.30	$0.30	$0.27	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		1.95	7.58	2.85	0.55	2.94
Total from investment operations	$2.27		$2.30	$7.88	$3.15	$0.82	$3.15
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.20)	$(0.34)	$(0.26)	$(0.15)	$(0.23)
From net realized gain on investments	(0.34)		(0.32)	(0.07)	(0.15)	—	—
Total distributions declared to shareholders	$(0.68)		$(0.52)	$(0.41)	$(0.41)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$37.93		$36.34	$34.56	$27.09	$24.35	$23.68
Total return (%) (r)(s)(x)	6.39	(n)	6.77	29.44	13.26	3.47	15.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98	1.04	1.09	1.12	1.17
Expenses after expense reductions (f)	0.96	(a)	0.98	1.04	1.09	1.12	1.17
Net investment income	1.41	(a)(l)	0.99	0.98	1.18	1.08	0.96
Portfolio turnover	3	(n)	11	11	13	16	26
Net assets at end of period (000 omitted)	$740,954		$681,259	$638,111	$356,027	$281,561	$159,723

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R1			2014		2013		2012	2011	2010

Net asset value, beginning of period	$32.17		$30.76		$24.13		$21.67	$21.16	$18.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$(0.00	)(w)	$(0.00	)(w)	$0.03	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		1.73		6.76		2.59	0.50	2.64
Total from investment operations	$1.86		$1.73		$6.76		$2.62	$0.51	$2.62
Less distributions declared to shareholders
From net investment income	$(0.03)		$—		$(0.06)		$(0.01)	$—	$(0.07)
From net realized gain on investments	(0.34)		(0.32)		(0.07)		(0.15)	—	—
Total distributions declared to shareholders	$(0.37)		$(0.32)		$(0.13)		$(0.16)	$—	$(0.07)
Net asset value, end of period (x)	$33.66		$32.17		$30.76		$24.13	$21.67	$21.16
Total return (%) (r)(s)(x)	5.85	(n)	5.70		28.17		12.23	2.41	14.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.98		2.04		2.09	2.12	2.18
Expenses after expense reductions (f)	1.96	(a)	1.98		2.04		2.09	2.12	2.18
Net investment income (loss)	0.38	(a)(l)	(0.01)		(0.01)		0.15	0.03	(0.12)
Portfolio turnover	3	(n)	11		11		13	16	26
Net assets at end of period (000 omitted)	$3,795		$3,776		$3,718		$2,968	$3,581	$4,405

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.45		$32.81	$25.76	$23.16	$22.55	$19.78
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.17	$0.14	$0.16	$0.14	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.92		1.85	7.21	2.73	0.51	2.83
Total from investment operations	$2.07		$2.02	$7.35	$2.89	$0.65	$2.91
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.06)	$(0.23)	$(0.14)	$(0.04)	$(0.14)
From net realized gain on investments	(0.34)		(0.32)	(0.07)	(0.15)	—	—
Total distributions declared to shareholders	$(0.50)		$(0.38)	$(0.30)	$(0.29)	$(0.04)	$(0.14)
Net asset value, end of period (x)	$36.02		$34.45	$32.81	$25.76	$23.16	$22.55
Total return (%) (r)(s)(x)	6.12	(n)	6.24	28.82	12.71	2.90	14.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.48	1.54	1.59	1.62	1.68
Expenses after expense reductions (f)	1.46	(a)	1.48	1.54	1.59	1.62	1.68
Net investment income	0.88	(a)(l)	0.49	0.48	0.65	0.58	0.37
Portfolio turnover	3	(n)	11	11	13	16	26
Net assets at end of period (000 omitted)	$57,832		$57,258	$54,726	$30,799	$21,832	$21,201

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.23		$33.55	$26.32	$23.66	$23.02	$20.20
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.26	$0.21	$0.22	$0.20	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.94		1.88	7.37	2.79	0.54	2.87
Total from investment operations	$2.15		$2.14	$7.58	$3.01	$0.74	$3.01
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.14)	$(0.28)	$(0.20)	$(0.10)	$(0.19)
From net realized gain on investments	(0.34)		(0.32)	(0.07)	(0.15)	—	—
Total distributions declared to shareholders	$(0.60)		$(0.46)	$(0.35)	$(0.35)	$(0.10)	$(0.19)
Net asset value, end of period (x)	$36.78		$35.23	$33.55	$26.32	$23.66	$23.02
Total return (%) (r)(s)(x)	6.24	(n)	6.49	29.11	12.99	3.21	14.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.23	1.29	1.34	1.37	1.43
Expenses after expense reductions (f)	1.21	(a)	1.23	1.29	1.34	1.37	1.43
Net investment income	1.18	(a)(l)	0.74	0.67	0.91	0.83	0.65
Portfolio turnover	3	(n)	11	11	13	16	26
Net assets at end of period (000 omitted)	$103,531		$90,864	$62,218	$21,664	$13,294	$13,903

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.59		$33.87	$26.55	$23.88	$23.22	$20.37
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.35	$0.31	$0.31	$0.25	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.97		1.89	7.42	2.77	0.56	2.90
Total from investment operations	$2.23		$2.24	$7.73	$3.08	$0.81	$3.08
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.20)	$(0.34)	$(0.26)	$(0.15)	$(0.23)
From net realized gain on investments	(0.34)		(0.32)	(0.07)	(0.15)	—	—
Total distributions declared to shareholders	$(0.68)		$(0.52)	$(0.41)	$(0.41)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$37.14		$35.59	$33.87	$26.55	$23.88	$23.22
Total return (%) (r)(s)(x)	6.41	(n)	6.74	29.47	13.23	3.50	15.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98	1.04	1.09	1.12	1.18
Expenses after expense reductions (f)	0.96	(a)	0.98	1.04	1.09	1.12	1.18
Net investment income	1.44	(a)(l)	0.99	1.02	1.23	1.04	0.85
Portfolio turnover	3	(n)	11	11	13	16	26
Net assets at end of period (000 omitted)	$128,367		$109,067	$90,239	$37,929	$15,009	$9,364

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R5			2014	2013	2012 (i)

Net asset value, beginning of period	$36.36		$34.58	$27.10	$24.19
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.42	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		1.90	7.81	2.86
Total from investment operations	$2.29		$2.32	$7.89	$2.91
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.22)	$(0.34)	$—
From net realized gain on investments	(0.34)		(0.32)	(0.07)	—
Total distributions declared to shareholders	$(0.71)		$(0.54)	$(0.41)	$—
Net asset value, end of period (x)	$37.94		$36.36	$34.58	$27.10
Total return (%) (r)(s)(x)	6.45	(n)	6.84	29.50	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.90	0.95	1.04	(a)
Expenses after expense reductions (f)	0.88	(a)	0.90	0.95	1.04	(a)
Net investment income	1.52	(a)(l)	1.16	0.24	0.50	(a)
Portfolio turnover	3	(n)	11	11	13
Net assets at end of period (000 omitted)	$369,294		$306,861	$187,343	$112

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

24

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

25

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,172,495,936	$—	$—	$1,172,495,936
United Kingdom	—	221,222,028	—	221,222,028
Switzerland	—	182,267,368	—	182,267,368
France	—	181,399,807	—	181,399,807
Germany	15,194,356	140,800,143	—	155,994,499
Netherlands	—	54,228,773	—	54,228,773
Canada	39,710,447	—	—	39,710,447
Japan	—	35,675,793	—	35,675,793
Sweden	—	29,971,102	—	29,971,102
Other Countries	71,794,700	32,706,485	—	104,501,185
Mutual Funds	74,801,285	—	—	74,801,285
Total Investments	$1,373,996,724	$878,271,499	$—	$2,252,268,223

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $786,875,640 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

26

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $47,541,954 and a related liability of $49,590,815 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

27

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

28

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$11,159,040
Long-term capital gains	12,589,363
Total distributions	$23,748,403

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$1,650,045,912
Gross appreciation	623,433,025
Gross depreciation	(21,210,714)
Net unrealized appreciation (depreciation)	$602,222,311

As of 10/31/14
Undistributed ordinary income	18,342,482
Undistributed long-term capital gains	16,419,453
Other temporary differences	(432,352)
Net unrealized appreciation (depreciation)	509,227,066

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

29

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/15	Year ended 10/31/14	Six months ended 4/30/15	Year ended 10/31/14
Class A	$4,419,567	$2,004,335	$5,807,888	$4,940,235
Class B	12,870	—	271,683	254,927
Class C	194,048	—	1,216,615	855,561
Class I	6,434,392	3,750,145	6,405,144	6,042,277
Class R1	3,128	—	40,113	38,715
Class R2	264,732	100,419	553,092	534,211
Class R3	689,540	274,464	883,803	611,539
Class R4	1,036,630	548,426	1,029,021	874,936
Class R5	3,311,140	1,194,210	3,022,707	1,724,003
Total	$16,366,047	$7,871,999	$19,230,066	$15,876,404

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2015, this management fee reduction amounted to $67,276, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.81% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $135,649 for the six months ended April 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

30

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$776,228
Class B	0.75%	0.25%	1.00%	1.00%	133,504
Class C	0.75%	0.25%	1.00%	1.00%	589,845
Class R1	0.75%	0.25%	1.00%	1.00%	19,220
Class R2	0.25%	0.25%	0.50%	0.50%	141,392
Class R3	—	0.25%	0.25%	0.25%	119,147
Total Distribution and Service Fees					$1,779,336

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, this rebate amounted to $12,419, $206, and $159 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2015, were as follows:

Amount
Class A	$1,574
Class B	12,414
Class C	17,782

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2015, the fee was $107,433, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do

31

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended April 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $818,222.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $561 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $9,735 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $3,708 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $168,126,037 and $67,388,582, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,569,945	$93,120,494	4,663,605	$162,562,958
Class B	87,841	2,962,205	187,923	6,088,188
Class C	642,047	20,768,827	1,576,926	49,090,760
Class I	2,538,492	93,920,021	5,274,884	188,189,049
Class R1	12,919	428,719	22,034	703,196
Class R2	205,810	7,225,231	450,121	15,325,142
Class R3	592,391	21,303,773	1,401,952	48,487,960
Class R4	666,092	24,291,678	995,971	34,908,235
Class R5	1,302,650	48,043,778	3,603,836	124,805,012
	8,618,187	$312,064,726	18,177,252	$630,160,500

Shares issued to shareholders in reinvestment of distributions
Class A	268,489	$9,270,927	189,505	$6,263,145
Class B	8,395	269,968	7,859	242,225
Class C	34,793	1,074,416	22,188	657,882
Class I	313,226	11,066,278	257,058	8,688,558
Class R1	1,374	43,241	1,282	38,715
Class R2	22,548	758,050	18,364	590,958
Class R3	45,870	1,573,343	26,979	886,003
Class R4	58,602	2,027,616	42,989	1,423,362
Class R5	179,277	6,333,847	86,338	2,918,213
	932,574	$32,417,686	652,562	$21,709,061

Shares reacquired
Class A	(1,836,599)	$(66,302,585)	(3,323,643)	$(116,412,180)
Class B	(86,731)	(2,927,383)	(177,551)	(5,757,489)
Class C	(335,227)	(10,787,381)	(521,323)	(16,241,826)
Class I	(2,064,402)	(76,527,756)	(5,247,078)	(188,139,144)
Class R1	(18,955)	(625,172)	(26,792)	(853,045)
Class R2	(284,977)	(9,975,569)	(474,131)	(16,153,925)
Class R3	(403,040)	(14,426,336)	(704,159)	(24,438,381)
Class R4	(332,251)	(11,984,421)	(639,341)	(22,390,341)
Class R5	(186,839)	(7,003,121)	(668,591)	(23,605,374)
	(5,549,021)	$(200,559,724)	(11,782,609)	$(413,991,705)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	1,001,835	$36,088,836	1,529,467	$52,413,923
Class B	9,505	304,790	18,231	572,924
Class C	341,613	11,055,862	1,077,791	33,506,816
Class I	787,316	28,458,543	284,864	8,738,463
Class R1	(4,662)	(153,212)	(3,476)	(111,134)
Class R2	(56,619)	(1,992,288)	(5,646)	(237,825)
Class R3	235,221	8,450,780	724,772	24,935,582
Class R4	392,443	14,334,873	399,619	13,941,256
Class R5	1,295,088	47,374,504	3,021,583	104,117,851
	4,001,740	$143,922,688	7,047,205	$237,877,856

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $3,516 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,193,238	140,368,431	(130,351,199)	25,210,470

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,480	$25,210,470

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2015

MFS® GLOBAL TOTAL

RETURN FUND

MWT-SEM

MFS® GLOBAL TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Government of Japan, 1.1%, 6/20/20	1.9%
Government of Japan, 2.1%, 9/20/24	1.7%
Novartis AG	1.6%
Republic of Italy, 3.75%, 3/01/21	1.3%
U.S. Treasury Notes, 3.5%, 5/15/20	1.2%
Pfizer, Inc.	1.1%
KDDI Corp.	1.1%
Nestle S.A.	1.0%
Republic of France, 6%, 10/25/25	1.0%
Johnson & Johnson	0.9%

Composition including fixed income credit quality (a)(i)
AAA	5.7%
AA	5.4%
A	8.0%
BBB	12.3%
U.S. Government	3.2%
Federal Agencies	2.6%
Not Rated	(0.3)%
Non-Fixed Income	58.9%
Cash & Other	4.2%

Equity sectors
Financial Services	11.4%
Consumer Staples	9.7%
Health Care	8.5%
Utilities & Communications	5.1%
Industrial Goods & Services	4.1%
Energy	3.9%
Technology	3.8%
Basic Materials	3.4%
Leisure	2.3%
Special Products & Services	2.2%
Retailing	2.1%
Transportation	1.2%
Autos & Housing	1.2%

Fixed income sectors (i)
Non-U.S. Government Bonds	18.6%
Investment Grade Corporates	9.2%
U.S. Treasury Securities	2.9%
Mortgage-Backed Securities	2.4%
Emerging Markets Bonds	2.0%
Commercial Mortgage-Backed Securities	0.7%
Collateralized Debt Obligations	0.7%
U.S. Government Agencies	0.2%
Asset-Backed Securities	0.2%
High Yield Corporates (o)	0.0%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	44.7%
Japan	10.5%
United Kingdom	8.9%
Switzerland	4.2%
France	4.2%
Germany	3.8%
Canada	3.2%
Italy	3.2%
Spain	2.3%
Other Countries	15.0%

Currency exposure weightings (i)(y)
United States Dollar	46.2%
Euro	16.1%
Japanese Yen	12.1%
British Pound Sterling	9.3%
Swiss Franc	4.4%
Canadian Dollar	2.7%
Hong Kong Dollar	1.5%
Swedish Krona	1.0%
South Korean Won	0.9%
Other Currencies	5.8%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	1.13%	$1,000.00	$1,024.98	$5.67
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
B	Actual	1.88%	$1,000.00	$1,021.30	$9.42
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
C	Actual	1.88%	$1,000.00	$1,021.68	$9.42
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.88%	$1,000.00	$1,026.48	$4.42
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R1	Actual	1.88%	$1,000.00	$1,021.59	$9.42
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
R2	Actual	1.38%	$1,000.00	$1,024.11	$6.93
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R3	Actual	1.13%	$1,000.00	$1,025.02	$5.67
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R4	Actual	0.88%	$1,000.00	$1,026.18	$4.42
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R5	Actual	0.79%	$1,000.00	$1,026.97	$3.97
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 58.2%
Issuer	Shares/Par	Value ($)
Aerospace - 2.2%
BAE Systems PLC	219,405	$1,707,963
Cobham PLC	597,402	2,719,114
Honeywell International, Inc.	90,304	9,113,480
Lockheed Martin Corp.	53,870	10,052,142
Northrop Grumman Corp.	17,967	2,767,637
United Technologies Corp.	66,432	7,556,640

		$33,916,976
Airlines - 0.3%
Air Canada (a)	242,774	$2,318,074
Ferrovial S.A.	43,816	996,100
Japan Airlines Co. Ltd.	33,300	1,110,522

		$4,424,696
Alcoholic Beverages - 1.1%
AmBev S.A., ADR	104,709	$662,808
Heineken N.V.	103,254	8,097,787
Pernod Ricard S.A.	67,354	8,360,506

		$17,121,101
Apparel Manufacturers - 0.2%
Li & Fung Ltd.	2,748,000	$2,804,534

Automotive - 0.9%
General Motors Co.	40,982	$1,436,829
Johnson Controls, Inc.	74,678	3,762,278
Kia Motors Corp.	16,976	782,313
Magna International, Inc.	96,214	4,848,580
USS Co. Ltd.	209,400	3,672,648

		$14,502,648
Broadcasting - 1.2%
Fuji Television Network, Inc.	111,000	$1,553,392
Nippon Television Holdings, Inc.	118,900	2,028,467
Omnicom Group, Inc.	59,320	4,494,083
ProSiebenSat.1 Media AG	69,749	3,589,322
Viacom, Inc., “B”	34,580	2,401,581
Walt Disney Co.	35,520	3,861,734

		$17,928,579

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - 0.7%
BlackRock, Inc.	13,688	$4,981,611
Computershare Ltd.	140,626	1,366,168
Daiwa Securities Group, Inc.	262,000	2,169,536
Franklin Resources, Inc.	41,768	2,153,558

		$10,670,873
Business Services - 2.2%
Accenture PLC, “A”	108,502	$10,052,710
Amadeus IT Holding S.A.	127,317	5,812,099
Bunzl PLC	171,653	4,835,318
Compass Group PLC	421,588	7,473,590
Nomura Research Institute Ltd.	148,200	5,823,413

		$33,997,130
Cable TV - 0.5%
Comcast Corp., “Special A”	132,762	$7,645,764

Chemicals - 1.9%
3M Co.	61,601	$9,633,780
Givaudan S.A.	2,149	4,047,535
LyondellBasell Industries N.V., “A”	71,404	7,391,742
Orica Ltd.	18,404	292,954
PPG Industries, Inc.	24,488	5,425,561
Yara International ASA	43,619	2,233,462

		$29,025,034
Computer Software - 0.5%
Aspen Technology, Inc. (a)	54,975	$2,440,340
Oracle Corp.	131,233	5,724,383

		$8,164,723
Computer Software - Systems - 0.4%
International Business Machines Corp.	37,919	$6,495,146

Construction - 0.2%
Geberit AG	7,431	$2,647,538
Stanley Black & Decker, Inc.	13,237	1,306,492

		$3,954,030
Consumer Products - 2.4%
Kao Corp.	255,600	$12,202,640
Kobayashi Pharmaceutical Co. Ltd.	40,600	2,839,438
Kose Corp.	52,300	3,387,723
Procter & Gamble Co.	147,289	11,710,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Reckitt Benckiser Group PLC	77,046	$6,879,785

		$37,020,534
Containers - 0.4%
Brambles Ltd.	623,514	$5,327,021
Crown Holdings, Inc. (a)	24,275	1,317,162

		$6,644,183
Electrical Equipment - 1.6%
Danaher Corp.	49,870	$4,083,356
Legrand S.A.	67,801	3,917,116
Pentair PLC	23,895	1,485,074
Siemens AG	75,979	8,318,872
Spectris PLC	80,614	2,651,180
Tyco International PLC	91,185	3,590,865

		$24,046,463
Electronics - 2.1%
Halma PLC	216,533	$2,365,497
Hirose Electric Co. Ltd.	24,245	3,385,959
NVIDIA Corp.	70,461	1,563,882
Samsung Electronics Co. Ltd.	4,623	6,063,131
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	387,725	9,475,999
Texas Instruments, Inc.	179,519	9,731,725

		$32,586,193
Energy - Independent - 0.9%
Cairn Energy PLC (a)	378,507	$1,030,587
EOG Resources, Inc.	22,702	2,246,363
Marathon Petroleum Corp.	60,294	5,943,180
Occidental Petroleum Corp.	57,222	4,583,482

		$13,803,612
Energy - Integrated - 3.0%
BP PLC	263,928	$1,904,514
Chevron Corp.	37,060	4,115,884
China Petroleum & Chemical Corp.	6,694,000	6,317,299
Exxon Mobil Corp.	92,265	8,061,193
OAO Gazprom, ADR	418,425	2,478,750
Royal Dutch Shell PLC, “A”	367,115	11,563,470
Royal Dutch Shell PLC, “B”	162,965	5,246,790
Suncor Energy, Inc.	86,892	2,829,662
TOTAL S.A.	69,661	3,772,766

		$46,290,328

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.7%
Danone S.A. (l)	150,718	$10,896,305
General Mills, Inc.	197,486	10,928,875
Nestle S.A.	206,339	16,090,248
Tate & Lyle PLC	442,222	4,049,106

		$41,964,534
Food & Drug Stores - 1.3%
Alimentation Couche-Tard, Inc.	116,298	$4,451,423
CVS Health Corp.	117,005	11,617,426
Empire Co. Ltd., “A”	17,657	1,275,724
Kroger Co.	31,895	2,197,884

		$19,542,457
Gaming & Lodging - 0.1%
Sands China Ltd.	281,600	$1,153,570

General Merchandise - 0.6%
Target Corp.	120,194	$9,474,893

Health Maintenance Organizations - 0.3%
Aetna, Inc.	10,179	$1,087,830
Anthem, Inc.	24,747	3,735,065

		$4,822,895
Insurance - 3.6%
ACE Ltd.	28,947	$3,097,040
Aon PLC	54,921	5,285,048
Delta Lloyd N.V.	31,849	602,363
Everest Re Group Ltd.	18,217	3,259,203
Fairfax Financial Holdings Ltd.	13,152	7,183,728
Hiscox Ltd.	144,309	1,818,220
MetLife, Inc.	164,545	8,439,513
Prudential Financial, Inc.	101,521	8,284,114
Suncorp Group Ltd.	281,690	2,914,156
Swiss Re Ltd.	13,482	1,198,451
Travelers Cos., Inc.	79,787	8,067,263
Validus Holdings Ltd.	57,652	2,411,583
Zurich Insurance Group AG	8,473	2,624,295

		$55,184,977
Leisure & Toys - 0.2%
Hasbro, Inc.	38,917	$2,754,934

Machinery & Tools - 0.3%
GLORY Ltd.	55,500	$1,538,528
Illinois Tool Works, Inc.	15,586	1,458,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Neopost S.A.	30,697	$1,477,802

		$4,474,868
Major Banks - 4.1%
Banco do Brasil	105,490	$932,025
Banco Santander S.A.	208,152	1,574,865
Bank of New York Mellon Corp.	149,839	6,344,183
Bank of Nova Scotia	9,627	530,861
BNP Paribas	21,414	1,348,253
BOC Hong Kong Holdings Ltd.	1,089,500	4,238,206
Goldman Sachs Group, Inc.	25,405	4,990,050
HSBC Holdings PLC	1,049,236	10,407,745
JPMorgan Chase & Co.	183,700	11,620,862
State Street Corp.	67,571	5,211,076
Sumitomo Mitsui Financial Group, Inc.	42,300	1,844,646
Toronto-Dominion Bank	42,534	1,963,650
Wells Fargo & Co.	227,984	12,561,918

		$63,568,340
Medical Equipment - 1.0%
Abbott Laboratories	129,079	$5,991,847
Medtronic PLC	82,591	6,148,900
St. Jude Medical, Inc.	39,218	2,747,221

		$14,887,968
Metals & Mining - 0.5%
Grupo Mexico S.A.B. de C.V.	226,197	$698,259
Rio Tinto PLC	159,983	7,126,749

		$7,825,008
Natural Gas - Distribution - 0.6%
Centrica PLC	472,251	$1,846,126
Engie (l)	226,999	4,623,649
Snam S.p.A.	447,555	2,331,935

		$8,801,710
Network & Telecom - 0.8%
Ericsson, Inc., “B”	1,079,679	$11,848,374

Other Banks & Diversified Financials - 2.2%
Agricultural Bank of China	1,712,000	$967,487
China Construction Bank	5,578,000	5,433,666
DBS Group Holdings Ltd.	357,200	5,677,675
DNB A.S.A.	272,653	4,843,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Hachijuni Bank Ltd.	137,000	$1,068,321
ING Groep N.V. (a)	377,689	5,802,434
North Pacific Ltd.	126,500	498,846
Sberbank of Russia, ADR	277,725	1,649,262
U.S. Bancorp	173,397	7,433,529

		$33,375,065
Pharmaceuticals - 7.2%
Bayer AG	67,827	$9,880,907
Bristol-Myers Squibb Co.	169,004	10,770,625
GlaxoSmithKline PLC	403,709	9,339,737
Johnson & Johnson	146,112	14,494,310
Merck & Co., Inc.	140,281	8,355,136
Novartis AG	243,057	25,112,431
Pfizer, Inc.	508,718	17,260,802
Roche Holding AG	36,903	10,629,524
Santen Pharmaceutical Co. Ltd.	213,100	2,821,701
Teva Pharmaceutical Industries Ltd., ADR	49,363	2,982,512

		$111,647,685
Printing & Publishing - 0.1%
Reed Elsevier N.V.	65,867	$1,583,037

Railroad & Shipping - 0.1%
Canadian National Railway Co.	27,187	$1,754,105

Real Estate - 0.8%
Deutsche Wohnen AG	295,262	$7,774,494
Iron Mountain, Inc., REIT	127,614	4,401,407
WP GLIMCHER, Inc., REIT	67,974	1,019,610

		$13,195,511
Restaurants - 0.2%
McDonald’s Corp.	40,322	$3,893,089

Specialty Chemicals - 0.5%
Linde AG	5,847	$1,145,836
Marine Harvest A.S.A.	152,872	1,868,848
PTT Global Chemical PLC	2,236,800	4,325,679

		$7,340,363
Specialty Stores - 0.1%
Esprit Holdings Ltd.	984,850	$935,223

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.4%
KDDI Corp.	696,200	$16,450,785
Vodafone Group PLC	1,295,260	4,571,084

		$21,021,869
Telephone Services - 2.4%
Bezeq - The Israel Telecommunication Corp. Ltd.	1,371,142	$2,599,830
British Telecom Group, PLC	1,118,201	7,813,101
Nippon Telegraph & Telephone Corp.	48,100	3,241,871
TDC A.S.	643,486	4,896,540
Telecom Italia S.p.A.	4,611,559	4,453,156
Verizon Communications, Inc.	285,384	14,394,769

		$37,399,267
Tobacco - 2.9%
British American Tobacco PLC	120,239	$6,613,405
Imperial Tobacco Group PLC	83,107	4,063,300
Japan Tobacco, Inc.	391,000	13,680,975
Lorillard, Inc.	117,492	8,207,991
Philip Morris International, Inc.	143,269	11,958,663

		$44,524,334
Trucking - 0.8%
bpost S.A.	28,426	$816,306
United Parcel Service, Inc., “B”	46,019	4,626,290
Yamato Holdings Co. Ltd.	313,600	6,994,631

		$12,437,227
Utilities - Electric Power - 0.7%
American Electric Power Co., Inc.	157,543	$8,959,470
Cheung Kong Infrastructure Holdings Ltd.	156,000	1,324,396
OGE Energy Corp.	33,132	1,082,754

		$11,366,620
Total Common Stocks (Identified Cost, $650,208,477)		$897,820,470

Bonds - 36.9%
Asset-Backed & Securitized - 1.5%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25 (z)	$1,216,000	$1,211,241
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,489,951	1,564,259
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49	93,003	93,687
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	959,059	1,007,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25 (z)		$1,563,000	$1,544,888
Goldman Sachs Mortgage Securities Corp., FRN, 5.989%, 8/10/45		3,162,671	3,404,314
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.495%, 6/17/21 (z)		2,996,349	2,971,319
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (z)		465,000	465,538
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25 (z)		1,419,000	1,402,635
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.962%, 6/15/49		838,625	848,337
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51		96,347	96,502
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.962%, 6/15/49		1,040,000	1,108,823
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.607%, 5/15/21 (z)		2,994,329	2,969,741
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.029%, 6/12/50		56,079	56,380
Merrill Lynch Mortgage Trust, FRN, 6.029%, 6/12/50		1,040,000	1,110,961
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17 (z)		1,970,000	1,971,497
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.15%, 2/15/51		506,134	534,810
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		1,013,505	1,031,260

			$23,393,962
Automotive - 0.6%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$492,000	$497,951
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	575,000	646,885
FCA Capital Ireland PLC, 2%, 10/23/19	EUR	575,000	663,478
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$853,000	857,353
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		1,362,000	1,361,816
Hyundai Capital America, 2.6%, 3/19/20 (n)		889,000	900,694
RCI Banque S.A., 4.25%, 4/27/17	EUR	550,000	662,899
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$227,000	230,121
Volkswagen International Finance N.V., 3.75% to 3/24/21, FRN to 3/29/49	EUR	600,000	725,215
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)		$1,810,000	1,816,534
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)		534,000	545,468
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	450,000	539,393

			$9,447,807

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$432,000	$497,033

Broadcasting - 0.2%
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	800,000	$869,451
Grupo Televisa S.A.B., 5%, 5/13/45		$395,000	402,423
Omnicom Group, Inc., 3.65%, 11/01/24		210,000	215,045
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	525,000	623,106
SES S.A., 3.6%, 4/04/23 (n)		$635,000	651,942

			$2,761,967
Brokerage & Asset Managers - 0.1%
CME Group, Inc., 3%, 3/15/25		$991,000	$995,870
TD Ameritrade Holding Corp., 2.95%, 4/01/22		715,000	722,824

			$1,718,694
Building - 0.1%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	750,000	$956,417
Martin Marietta Materials, Inc., 4.25%, 7/02/24		$400,000	414,538
Mohawk Industries, Inc., 6.125%, 1/15/16		376,000	389,474
Owens Corning, Inc., 6.5%, 12/01/16		10,000	10,713
Owens Corning, Inc., 4.2%, 12/15/22		190,000	196,993

			$1,968,135
Business Services - 0.2%
Fidelity National Information Services, Inc., 5%, 3/15/22		$483,000	$510,622
Fidelity National Information Services, Inc., 3.875%, 6/05/24		1,180,000	1,209,244
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,490,000	1,494,060

			$3,213,926
Cable TV - 0.2%
Comcast Corp., 4.65%, 7/15/42		$300,000	$322,219
Cox Communications, Inc., 3.25%, 12/15/22 (n)		595,000	589,208
NBCUniversal Media LLC, 5.15%, 4/30/20		728,000	832,491
Shaw Communications, 5.65%, 10/01/19	CAD	510,000	482,663
Time Warner Cable Inc., 5.25%, 7/15/42	GBP	100,000	140,371
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	388,909
Time Warner Cable, Inc., 4.5%, 9/15/42		$75,000	63,786

			$2,819,647
Chemicals - 0.3%
CF Industries, Inc., 5.15%, 3/15/34		$424,000	$453,132
LYB International Finance B.V., 4%, 7/15/23		336,000	355,580
LyondellBasell Industries N.V., 5%, 4/15/19		597,000	656,176
LyondellBasell Industries N.V., 4.625%, 2/26/55		420,000	404,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
PPG Industries, Inc., 1.4%, 3/13/27	EUR	550,000	$606,309
Solvay Finance, FRN, 4.199%, 5/29/49	EUR	700,000	831,322
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	400,000	477,906

			$3,785,195
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24		$837,000	$865,308

Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17		$251,000	$252,566
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	575,000	639,643
Voto Votorantim Ltd., 5.25%, 4/28/17	EUR	385,000	462,424

			$1,354,633
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$731,000	$769,628
Whirlpool Corp., 0.625%, 3/12/20	EUR	400,000	443,064

			$1,212,692
Consumer Services - 0.0%
Priceline Group, Inc., 3.65%, 3/15/25		$429,000	$437,169

Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/22	GBP	350,000	$582,398

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$474,000	$473,665
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (z)		362,000	361,815

			$835,480
Electronics - 0.1%
Lam Research Corp., 2.75%, 3/15/20		$268,000	$269,041
Tyco Electronics Group S.A., 2.375%, 12/17/18		522,000	531,982
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	125,000	139,323

			$940,346
Emerging Market Quasi-Sovereign - 0.6%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,511,000	$1,519,641
Comision Federal De Electricidad, 4.875%, 1/15/24		535,000	576,195
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		677,000	741,315
Empresa Nacional del Petroleo, 6.25%, 7/08/19		265,000	295,213
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		1,590,000	1,745,423
Pemex Project Funding Master Trust, 5.75%, 3/01/18		523,000	571,414
Petroleos Mexicanos, 5.5%, 1/21/21		232,000	254,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		$10,000	$10,060
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		417,000	423,255
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,200,000	2,374,959

			$8,512,095
Emerging Market Sovereign - 0.4%
Republic of Colombia, 6.125%, 1/18/41		$613,000	$717,210
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	400,000	471,597
Republic of Peru, 7.35%, 7/21/25		$1,805,000	2,441,263
United Mexican States, 3.625%, 3/15/22		1,140,000	1,177,050
United Mexican States, 1.625%, 3/06/24	EUR	250,000	278,607
United Mexican States, 8.5%, 5/31/29	MXN	19,490,000	1,535,241

			$6,620,968
Energy - Independent - 0.1%
Canadian Natural Resources Ltd., 3.8%, 4/15/24		$528,000	$535,206
EOG Resources, Inc., 2.625%, 3/15/23		269,000	267,465
Pioneer Natural Resources Co., 7.5%, 1/15/20		301,000	359,479

			$1,162,150
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/20		$164,000	$167,751
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	516,068

			$683,819
Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$569,000	$644,393

Food & Beverages - 0.5%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$1,008,000	$1,155,169
Coca-Cola Co., 4.25%, 11/16/16	EUR	350,000	415,393
Coca-Cola Co., 0.75%, 3/09/23	EUR	425,000	470,645
Coca-Cola Co., 1.125%, 3/09/27	EUR	400,000	440,958
Embotelladora Andina S.A., 5%, 10/01/23 (n)		$1,284,000	1,415,705
J.M. Smucker Co., 2.5%, 3/15/20 (n)		360,000	362,419
J.M. Smucker Co., 4.375%, 3/15/45 (n)		271,000	269,838
Mead Johnson Nutrition Co., 4.6%, 6/01/44		576,000	588,870
Mondelez International, Inc., 1%, 3/07/22	EUR	125,000	139,722
Mondelez International, Inc., 2.375%, 3/06/35	EUR	175,000	198,088
Tyson Foods, Inc., 6.6%, 4/01/16		$1,200,000	1,260,704
Tyson Foods, Inc., 5.15%, 8/15/44		191,000	213,376
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		277,000	285,723
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	313,513

			$7,530,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Drug Stores - 0.1%
CVS Health Corp., 3.375%, 8/12/24		$387,000	$398,829
CVS Health Corp., 5.75%, 6/01/17		189,000	206,902
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	518,000	488,908
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$1,042,000	1,061,648

			$2,156,287
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$793,000	$900,566
Packaging Corp. of America, 3.9%, 6/15/22		483,000	498,392
Packaging Corp. of America, 3.65%, 9/15/24		343,000	345,760

			$1,744,718
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$500,000	$502,653
Wyndham Worldwide Corp., 5.625%, 3/01/21		350,000	390,751

			$893,404
Insurance - 0.3%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$564,000	$578,541
American International Group, Inc., 4.875%, 6/01/22		926,000	1,043,685
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	600,000	700,658
Aviva PLC, FRN, 5.7%, 9/29/49	EUR	470,000	535,656
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	450,000	597,497
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	450,000	653,396
UnumProvident Corp., 6.85%, 11/15/15 (n)		$697,000	718,388

			$4,827,821
Insurance - Health - 0.0%
Aetna, Inc., 1.5%, 11/15/17		$528,000	$530,623

Insurance - Property & Casualty - 0.4%
ACE INA Holdings, Inc., 3.15%, 3/15/25		$1,000,000	$1,017,339
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	319,565
AXIS Specialty Finance LLC, 2.65%, 4/01/19		$86,000	86,739
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	250,000	270,950
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	450,000	492,068
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$490,000	539,945
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		730,000	773,800
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		293,000	300,728
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		500,000	510,848
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	300,000	526,117
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$759,000	790,119

			$5,628,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - 0.3%
Electricite de France, 6% to 2026, FRN to 12/29/49	GBP	300,000	$500,218
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$1,385,000	1,497,531
Statoil A.S.A., 4.25%, 11/23/41		660,000	685,646
Statoil A.S.A., FRN, 0.547%, 5/15/18		477,000	475,429
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		1,450,000	1,432,716

			$4,591,540
International Market Sovereign - 18.1%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	2,852,000	$4,574,711
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,098,000	6,280,589
Government of Australia, 5.75%, 5/15/21	AUD	11,237,000	10,627,751
Government of Canada, 4.25%, 6/01/18	CAD	7,496,000	6,880,539
Government of Canada, 3.25%, 6/01/21	CAD	69,000	64,357
Government of Canada, 2.5%, 6/01/24	CAD	4,521,000	4,061,443
Government of Canada, 5.75%, 6/01/33	CAD	3,267,000	4,210,490
Government of Canada, 4%, 6/01/41	CAD	890,000	997,457
Government of Japan, 1.1%, 6/20/20	JPY	3,257,200,000	28,690,803
Government of Japan, 2.1%, 9/20/24	JPY	2,733,800,000	26,709,730
Government of Japan, 2.2%, 9/20/27	JPY	1,256,700,000	12,652,738
Government of Japan, 1.5%, 3/20/34	JPY	278,000,000	2,516,314
Government of Japan, 2.4%, 3/20/37	JPY	325,150,000	3,350,104
Government of Japan, 2%, 3/20/52	JPY	127,000,000	1,226,707
Government of New Zealand, 5%, 3/15/19	NZD	6,155,000	5,015,892
Government of New Zealand, 5.5%, 4/15/23	NZD	7,444,000	6,541,604
Kingdom of Belgium, 4%, 3/28/32	EUR	3,195,000	5,255,552
Kingdom of Denmark, 3%, 11/15/21	DKK	11,296,000	2,014,027
Kingdom of Denmark, 1.5%, 11/15/23	DKK	20,479,000	3,390,028
Kingdom of Denmark, 4.5%, 11/15/39	DKK	5,990,000	1,614,476
Kingdom of Norway, 3.75%, 5/25/21	NOK	38,483,000	5,841,472
Kingdom of Norway, 3%, 3/14/24	NOK	23,630,000	3,521,167
Kingdom of Spain, 5.4%, 1/31/23	EUR	6,381,000	9,389,680
Kingdom of Spain, 5.5%, 7/30/17	EUR	7,315,000	9,199,285
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,313,000	5,673,527
Kingdom of Sweden, 5%, 12/01/20	SEK	40,470,000	6,180,980
Kingdom of Sweden, 3.5%, 6/01/22	SEK	10,830,000	1,595,360
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,389,000	4,300,898
Republic of Austria, 1.75%, 10/20/23	EUR	4,268,000	5,329,351
Republic of France, 6%, 10/25/25	EUR	8,983,000	15,584,705
Republic of France, 4.75%, 4/25/35	EUR	3,510,000	6,526,199
Republic of France, 4.5%, 4/25/41	EUR	1,791,000	3,469,725
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,826,000	2,933,521
Republic of Ireland, 5.4%, 3/13/25	EUR	504,000	803,375
Republic of Italy, 5.5%, 9/01/22	EUR	5,748,000	8,409,049

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Republic of Italy, 5.25%, 8/01/17	EUR	7,852,000	$9,810,251
Republic of Italy, 3.75%, 3/01/21	EUR	15,740,000	20,573,375
United Kingdom Treasury, 5%, 3/07/18	GBP	3,229,000	5,545,151
United Kingdom Treasury, 8%, 6/07/21	GBP	2,024,000	4,299,267
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,523,000	2,905,405
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,376,000	4,725,410
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,264,000	3,972,033
United Kingdom Treasury, 3.75%, 7/22/52	GBP	711,000	1,416,181

			$278,680,679
Major Banks - 1.5%
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	300,000	$450,112
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$500,000	505,946
Bank of America Corp., 4.125%, 1/22/24		1,184,000	1,251,346
Bank of America Corp., 3.95%, 4/21/25		1,941,000	1,911,765
Barclays Bank PLC, 6%, 1/14/21	EUR	342,000	470,237
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	250,000	422,134
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	389,307
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$820,000	936,280
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,181,000	1,370,561
Goldman Sachs Group, Inc., 3.5%, 1/23/25		833,000	833,252
HSBC Bank PLC, FRN, 0.897%, 5/15/18 (n)		1,116,000	1,121,003
Huntington National Bank, 2.4%, 4/01/20		418,000	419,267
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	345,906
ING Bank N.V., 5.8%, 9/25/23 (n)		$1,314,000	1,478,511
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	550,000	661,862
JPMorgan Chase & Co., 4.25%, 10/15/20		$634,000	688,200
JPMorgan Chase & Co., 3.125%, 1/23/25		1,434,000	1,414,901
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		515,000	562,535
Morgan Stanley, 5.5%, 7/28/21		490,000	564,753
Morgan Stanley, 3.95%, 4/23/27		603,000	591,940
Morgan Stanley, 4.3%, 1/27/45		241,000	236,983
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)		2,050,000	2,055,851
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		640,000	719,360
Regions Financial Corp., 2%, 5/15/18		602,000	600,000
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	412,534
Wells Fargo & Co., 3.3%, 9/09/24		$500,000	507,401
Wells Fargo & Co., 3%, 2/19/25		642,000	633,079
Wells Fargo & Co., 4.1%, 6/03/26		649,000	672,651
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		317,000	336,416
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		650,000	680,875

			$23,244,968

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.0%
Becton, Dickinson and Co., 3.734%, 12/15/24		$417,000	$430,595
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		242,000	243,494

			$674,089
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/25		$941,000	$973,082
Medtronic, Inc., 3.5%, 3/15/25 (n)		810,000	837,615
Zimmer Holdings, Inc., 4.25%, 8/15/35		376,000	376,963

			$2,187,660
Metals & Mining - 0.4%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$705,000	$748,296
Cameco Corp., 5.67%, 9/02/19	CAD	855,000	798,626
Glencore Finance Europe, 6.5%, 2/27/19	GBP	200,000	351,539
Kinross Gold Corp., 5.95%, 3/15/24		$718,000	668,951
Plains Exploration & Production Co., 6.875%, 2/15/23		681,000	732,075
Southern Copper Corp., 6.75%, 4/16/40		359,000	387,722
Southern Copper Corp., 5.875%, 4/23/45		1,538,000	1,512,315
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	300,000	368,975

			$5,568,499
Midstream - 0.5%
APT Pipelines Ltd., 5%, 3/23/35 (n)		$685,000	$677,249
Enbridge, Inc., 3.19%, 12/05/22	CAD	600,000	507,501
Energy Transfer Partners LP, 4.65%, 6/01/21		$482,000	517,731
Energy Transfer Partners LP, 3.6%, 2/01/23		399,000	396,199
Energy Transfer Partners LP, 5.15%, 3/15/45		681,000	663,655
Enterprise Products Operating LLC, 3.9%, 2/15/24		346,000	356,747
Enterprise Products Operating LLC, 4.85%, 3/15/44		198,000	203,538
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		925,000	910,116
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	425,000	481,956
Plains All American Pipeline LP, 3.6%, 11/01/24		$335,000	335,640
Spectra Energy Partners LP, 4.75%, 3/15/24		1,158,000	1,281,519
Sunoco Logistics Partners LP, 5.3%, 4/01/44		571,000	577,637
Williams Cos., Inc., 3.7%, 1/15/23		1,040,000	983,367

			$7,892,855
Mortgage-Backed - 2.4%
Fannie Mae, 4.78%, 8/01/15		$311,575	$313,145
Fannie Mae, 4.856%, 8/01/15		246,702	247,925
Fannie Mae, 5.432%, 2/01/16		243,300	247,970
Fannie Mae, 5.09%, 12/01/16		350,697	370,161
Fannie Mae, 4.908%, 1/01/17		30,359	30,282
Fannie Mae, 5.05%, 1/01/17		304,922	318,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.251%, 1/01/18		$430,718	$446,749
Fannie Mae, 3.854%, 7/01/18		352,137	375,399
Fannie Mae, 2.578%, 9/25/18		900,000	931,196
Fannie Mae, 5.1%, 3/01/19		317,911	355,126
Fannie Mae, 5.18%, 3/01/19		318,329	345,422
Fannie Mae, 5%, 12/01/20 - 8/01/40		3,563,173	3,988,951
Fannie Mae, 4.5%, 3/01/25 - 4/01/44		2,198,784	2,399,608
Fannie Mae, 5.5%, 1/01/37		79,119	89,754
Fannie Mae, 6%, 9/01/37 - 6/01/38		602,167	693,195
Fannie Mae, 4%, 2/01/41		1,176,483	1,262,553
Fannie Mae, 3.5%, 5/01/43		3,339,798	3,532,253
Freddie Mac, 4%, 9/01/44		5,179,997	5,527,771
Freddie Mac, 1.426%, 8/25/17		927,000	935,197
Freddie Mac, 3.882%, 11/25/17		733,000	777,336
Freddie Mac, 2.412%, 8/25/18		802,000	828,301
Freddie Mac, 5.085%, 3/25/19		589,000	662,583
Freddie Mac, 1.883%, 5/25/19		1,250,000	1,265,473
Freddie Mac, 3.32%, 7/25/20		346,476	361,138
Freddie Mac, 5.5%, 7/01/37		192,814	217,519
Freddie Mac, 4.5%, 5/01/40		2,984,885	3,252,176
Ginnie Mae, 5%, 5/15/40		1,020,319	1,144,676
Ginnie Mae, 3.5%, 6/20/43		2,914,918	3,083,859
Ginnie Mae, 4%, 11/20/44 - 12/20/44		3,155,850	3,383,741

			$37,388,388
Natural Gas - Distribution - 0.2%
Centrica PLC, 4.375%, 3/13/29	GBP	300,000	$497,883
Engie, 3.00% to 6/02/19, FRN to 6/29/49	EUR	400,000	465,475
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,440,000	1,503,321

			$2,466,679
Network & Telecom - 0.4%
AT&T, Inc., 4.75%, 5/15/46		$728,000	$711,719
British Telecommunications PLC, 5.75%, 12/07/28	GBP	165,000	314,492
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		$1,730,000	1,813,540
Verizon Communications, Inc., 4.5%, 9/15/20		999,000	1,092,722
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	550,000	681,948
Verizon Communications, Inc., 6.4%, 9/15/33		$725,000	882,434
Verizon Communications, Inc., 5.05%, 3/15/34		395,000	421,627
Verizon Communications, Inc., 6.55%, 9/15/43		403,000	504,240

			$6,422,722

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24		$480,000	$488,556
Valero Energy Corp., 4.9%, 3/15/45		601,000	608,465

			$1,097,021
Other Banks & Diversified Financials - 0.7%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$840,000	$918,750
BB&T Corp., 3.95%, 4/29/16		890,000	919,160
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		901,000	1,023,761
BBVA Subordinated Capital SAU, 3.50% to 4/11/19, FRN to 4/11/24	EUR	500,000	594,716
BPCE S.A., 4.5%, 3/15/25 (n)		$300,000	302,464
Capital One Bank (USA) N.A., 3.375%, 2/15/23		900,000	904,821
Citigroup, Inc., 3.75%, 6/16/24		753,000	777,913
Discover Bank, 7%, 4/15/20		1,065,000	1,257,498
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	300,000	518,864
KBC Groep N.V., 1.875% to 3/11/22, FRN to 3/11/27	EUR	300,000	330,903
KBC Group N.V., FRN, 2.375%, 11/25/24	EUR	600,000	692,224
Macquarie Group Ltd., 3%, 12/03/18 (n)		$418,000	429,543
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	422,779
Svenska Handelsbanken AB, FRN, 0.715%, 3/21/16		$1,210,000	1,214,137
Swedbank AB, 1.75%, 3/12/18 (n)		728,000	730,547
U.S. Bancorp, 2.95%, 7/15/22		196,000	196,738

			$11,234,818
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 12/15/22		$483,000	$491,042

Pharmaceuticals - 0.5%
AbbVie, Inc., 1.75%, 11/06/17		$528,000	$530,738
Actavis Funding SCS, 3.8%, 3/15/25		403,000	407,343
Actavis Funding SCS, 4.85%, 6/15/44		111,000	112,972
Amgen, Inc., 2.3%, 6/15/16		626,000	635,260
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	595,000	694,151
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)		$303,000	312,368
Celgene Corp., 1.9%, 8/15/17		483,000	488,413
EMD Finance LLC, 2.95%, 3/19/22 (z)		671,000	680,789
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		911,000	972,834
Gilead Sciences, Inc., 2.35%, 2/01/20		450,000	460,917
Gilead Sciences, Inc., 3.7%, 4/01/24		988,000	1,039,163
Gilead Sciences, Inc., 4.5%, 2/01/45		326,000	343,424
Merck KGaA, FRN, 2.625%, 12/12/74	EUR	330,000	378,180
Mylan, Inc., 2.55%, 3/28/19		$216,000	216,694
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		531,000	532,204

			$7,805,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6%, 8/15/40		$36,000	$32,379
Teck Resources Ltd., 5.4%, 2/01/43		289,000	249,654

			$282,033
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24		$670,000	$738,923
WPP Finance S.A., 2.25%, 9/22/26	EUR	525,000	633,646

			$1,372,569
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 3/15/44		$569,000	$570,812
Union Pacific Corp., 3.875%, 2/01/55		300,000	284,511

			$855,323
Real Estate - Apartment - 0.1%
Deutsche Annington Finance B.V., 2.125%, 7/09/22	EUR	500,000	$590,832
Deutsche Annington Finance B.V., FRN, 4%, 12/29/49	EUR	500,000	583,882

			$1,174,714
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/24		$700,000	$711,164

Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$669,000	$669,906

Real Estate - Retail - 0.1%
Hammerson PLC, 2.75%, 9/26/19	EUR	300,000	$364,689
Hammerson PLC, 6%, 2/23/26	GBP	220,000	425,698
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$640,000	740,031

			$1,530,418
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$346,000	$371,746

Retailers - 0.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$501,000	$532,503
Cencosud S.A., 5.5%, 1/20/21		586,000	625,721
Dollar General Corp., 4.125%, 7/15/17		500,000	525,025
Dollar General Corp., 3.25%, 4/15/23		206,000	200,694
Gap, Inc., 5.95%, 4/12/21		738,000	852,623
Home Depot, Inc., 5.95%, 4/01/41		678,000	880,780
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	300,000	505,394
Wal-Mart Stores, Inc., 4.3%, 4/22/44		$687,000	740,082

			$4,862,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Specialty Chemicals - 0.1%
Ecolab, Inc., 3%, 12/08/16		$500,000	$515,202
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		584,000	638,020
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		209,000	205,865

			$1,359,087
Supermarkets - 0.1%
Carrefour S.A., 1.75%, 7/15/22	EUR	425,000	$499,773
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	200,000	291,003

			$790,776
Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	440,000	$380,963
International Finance Corp., 3.25%, 7/22/19	AUD	635,000	516,119

			$897,082
Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	200,000	$227,799
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	500,000	702,191
American Tower Corp., REIT, 4.7%, 3/15/22		$167,000	177,908
American Tower Corp., REIT, 3.5%, 1/31/23		502,000	493,095
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	266,000	323,020
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		$615,000	700,612
Rogers Communications, Inc., 5%, 3/15/44		344,000	370,765
SBA Tower Trust, 2.898%, 10/15/19 (n)		588,000	593,456

			$3,588,846
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	855,000	$804,961

Tobacco - 0.1%
Altria Group, Inc., 2.85%, 8/09/22		$660,000	$656,730
Lorillard Tobacco Co., 8.125%, 6/23/19		434,000	529,995
Philip Morris International, Inc., 2.875%, 3/03/26	EUR	400,000	518,348

			$1,705,073
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$192,000	$197,216
ERAC USA Finance Co., 7%, 10/15/37 (n)		627,000	821,390
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	225,000	386,665
Hit Finance B.V., 4.875%, 10/27/21	EUR	300,000	415,490

			$1,820,761
U.S. Government Agencies and Equivalents - 0.2%
Aid-Egypt, 4.45%, 9/15/15		$1,113,000	$1,129,839
Small Business Administration, 5.09%, 10/01/25		51,338	55,802

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.21%, 1/01/26		$712,686	$773,164
Small Business Administration, 5.31%, 5/01/27		481,271	534,216
Small Business Administration, 2.22%, 3/01/33		1,136,704	1,128,325

			$3,621,346
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds, 4.5%, 8/15/39		$10,657,600	$14,125,487
U.S. Treasury Bonds, 3.625%, 2/15/44		3,550,000	4,181,513
U.S. Treasury Notes, 4.75%, 8/15/17 (f)		3,896,000	4,255,164
U.S. Treasury Notes, 3.5%, 5/15/20		17,028,000	18,710,843
U.S. Treasury Notes, 2.75%, 2/15/24		6,739,000	7,159,136

			$48,432,143
Utilities - Electric Power - 0.5%
Alabama Power Co., 4.15%, 8/15/44		$252,000	$266,399
American Electric Power Co., Inc., 1.65%, 12/15/17		528,000	531,030
CMS Energy Corp., 5.05%, 3/15/22		631,000	712,896
DTE Electric Co., 3.7%, 3/15/45		700,000	693,008
E.On International Finance, 6.375%, 6/07/32	GBP	250,000	507,306
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	636,345
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$462,000	482,759
Enel Finance International N.V., 5.625%, 8/14/24	GBP	250,000	455,024
Enel Finance International N.V., 4.875%, 3/11/20	EUR	350,000	467,359
Enel Finance International N.V., 1.966%, 1/27/25	EUR	400,000	466,267
Enel S.p.A., 6.25%, 6/20/19	GBP	300,000	535,375
NGG Finance PLC, 5.625% to 6/18/25, FRN to 6/18/73	GBP	300,000	512,675
PPL Capital Funding, Inc., 5%, 3/15/44		$331,000	378,191
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		189,000	215,185
Progress Energy, Inc., 7.05%, 3/15/19		460,000	546,405

			$7,406,224
Total Bonds (Identified Cost, $583,396,823)			$568,772,415

Convertible Preferred Stocks - 0.0%
Pharmaceuticals - 0.0%
Actavis PLC (Identified Cost, $280,000) (a)		280	$280,185

Preferred Stocks - 0.7%
Consumer Products - 0.6%
Henkel AG & Co. KGaA		72,686	$8,496,525

Metals & Mining - 0.1%
Vale S.A.		273,200	$1,645,756
Total Preferred Stocks (Identified Cost, $4,786,870)			$10,142,281

Portfolio of Investments (unaudited) – continued

Money Market Funds - 4.2%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	65,067,867	$65,067,867

Collateral for Securities Loaned - 0.8%
JPMorgan Prime Money Market Fund, 0.11%, at Cost and Net Asset Value (j)	$12,175,304	$12,175,304
Total Investments (Identified Cost, $1,315,915,341)		$1,554,258,522

Other Assets, Less Liabilities - (0.8)%		(11,657,992)
Net Assets - 100.0%		$1,542,600,530

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,515,875 representing 3.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25	9/26/14	$1,208,795	$1,211,241
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25	9/26/14	1,541,172	1,544,888
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	669,837	680,789
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.495%, 6/17/21	4/08/15	2,975,537	2,971,319
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17	3/04/15	464,995	465,538
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25	9/26/14	1,402,841	1,402,635
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.607%, 5/15/21	4/08/15	2,974,374	2,969,741
Molex Electronic Technologies LLC, 3.9%, 4/15/25	4/01/15	361,435	361,815
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	543,064	471,597

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17	3/11/15	$1,969,841	$1,971,497
Total Restricted Securities			$14,051,060
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	10,493,000	6/02/15	$3,281,113	$3,446,063	$164,950
BUY	BRL	Goldman Sachs International	3,730,000	6/02/15	1,166,719	1,224,990	58,271
BUY	BRL	Morgan Stanley Capital Services, Inc.	4,748,000	6/02/15	1,485,142	1,559,316	74,174
BUY	CHF	UBS AG	4,560,000	7/10/15	4,745,996	4,900,445	154,449
BUY	CLP	Barclays Bank PLC	3,706,332,000	5/29/15	5,938,683	6,044,283	105,600
BUY	CZK	Citibank N.A.	12,895,000	7/10/15	510,061	528,003	17,942
BUY	EUR	Deutsche Bank AG	8,500,114	6/17/15	8,934,172	9,549,959	615,787
BUY	EUR	Goldman Sachs International	4,495,178	7/10/15	4,911,546	5,051,983	140,437
BUY	EUR	JPMorgan Chase Bank	3,850,000	7/10/15	4,305,436	4,326,888	21,452
SELL	EUR	Citibank N.A.	1,357,270	7/10/15	1,526,741	1,525,390	1,351
BUY	GBP	Barclays Bank PLC	1,343,397	7/10/15	1,998,054	2,061,132	63,078
BUY	GBP	Goldman Sachs International	228,146	7/10/15	349,932	350,037	105
BUY	GBP	Merrill Lynch International	1,343,397	7/10/15	1,998,101	2,061,132	63,031
BUY	ILS	Goldman Sachs International	2,402,000	5/29/15	618,586	622,040	3,454
BUY	JPY	Deutsche Bank AG	2,910,912,395	7/10/15	24,215,428	24,399,535	184,107
BUY	KRW	Barclays Bank PLC	769,342,000	6/16/15	703,913	716,774	12,861
BUY	KRW	JPMorgan Chase Bank	6,597,112,000	6/16/15	6,026,136	6,146,345	120,209

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	MYR	Deutsche Bank AG	32,089,000	5/29/15	$8,818,567	$8,988,693	$170,126
BUY	PLN	JPMorgan Chase Bank	4,070,803	7/10/15	1,089,324	1,128,209	38,885
BUY	SEK	Deutsche Bank AG	47,693,467	7/10/15	5,520,652	5,730,938	210,286
BUY	SGD	Goldman Sachs International	1,036,000	7/10/15	761,218	782,010	20,792
BUY	THB	JPMorgan Chase Bank	37,630,750	5/18/15	1,138,256	1,138,809	553

							$2,241,900

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	7,727,121	7/10/15	$6,172,308	$6,091,535	$(80,773)
SELL	AUD	Westpac Banking Corp.	20,119,895	7/10/15	15,312,809	15,861,153	(548,344)
SELL	CAD	Merrill Lynch International	3,265,302	7/10/15	2,606,465	2,703,851	(97,386)
SELL	DKK	JPMorgan Chase Bank	37,332,831	7/10/15	5,435,844	5,627,363	(191,519)
SELL	EUR	Deutsche Bank AG	9,185,045	7/10/15	9,951,353	10,322,768	(371,415)
SELL	EUR	JPMorgan Chase Bank	7,833,116	7/10/15	8,489,390	8,803,380	(313,990)
SELL	EUR	Merrill Lynch International	861,778	7/10/15	962,718	968,523	(5,805)
SELL	EUR	Morgan Stanley Capital Services, Inc.	231,387	7/10/15	250,316	260,047	(9,731)
BUY	INR	Barclays Bank PLC	179,299,000	5/11/15	2,864,201	2,818,502	(45,699)
BUY	INR	Deutsche Bank AG	184,150,000	5/11/15	2,942,163	2,894,757	(47,406)
BUY	JPY	Citibank N.A.	79,022,000	7/10/15	665,341	662,370	(2,971)
BUY	MXN	JPMorgan Chase Bank	1,943,927	7/10/15	129,651	126,088	(3,563)
SELL	MYR	Barclays Bank PLC	25,239,137	5/29/15	6,832,468	7,069,926	(237,458)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	NOK	Goldman Sachs International	66,375,850	7/10/15	$8,224,809	$8,798,214	$(573,405)
SELL	NZD	Westpac Banking Corp.	14,031,228	7/10/15	10,522,088	10,637,699	(115,611)
SELL	SEK	Credit Suisse Group	16,786,894	7/10/15	1,945,247	2,017,146	(71,899)
SELL	SEK	Deutsche Bank AG	28,857,905	7/10/15	3,344,216	3,467,622	(123,406)
SELL	SEK	Goldman Sachs International	42,123,221	7/10/15	4,879,778	5,061,607	(181,829)
BUY	TRY	JPMorgan Chase Bank	2,489,000	7/10/15	939,281	912,696	(26,585)
BUY	ZAR	JPMorgan Chase Bank	13,302,933	7/10/15	1,106,503	1,105,628	(875)

							$(3,049,670)

Futures Contracts at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liabilities Derivatives
Interest Rate Futures
US Treasury Note 10 yr (Short)	USD	36	$4,621,500	June - 2015	$(9,683)

At April 30, 2015, the fund had cash collateral of $280,000 and other liquid securities with an aggregate value of $55,702 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,250,847,474)	$1,489,190,655
Underlying affiliated funds, at cost and value	65,067,867
Total investments, at value, including $11,563,148 of securities on loan (identified cost, $1,315,915,341)	$1,554,258,522
Cash	3,765,670
Restricted cash	280,000
Foreign currency, at value (identified cost, $14)	13
Receivables for
Forward foreign currency exchange contracts	2,241,900
Daily variation margin on open futures contracts	5,062
Investments sold	9,731,564
Fund shares sold	4,360,894
Interest and dividends	8,223,667
Receivable from investment adviser	19,688
Other assets	5,671
Total assets	$1,582,892,651
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,049,670
Investments purchased	22,458,461
Fund shares reacquired	1,992,452
Collateral for securities loaned, at value	12,175,304
Payable to affiliates
Shareholder servicing costs	430,422
Distribution and service fees	33,705
Payable for independent Trustees’ compensation	8,582
Deferred country tax expense payable	61,501
Accrued expenses and other liabilities	82,024
Total liabilities	$40,292,121
Net assets	$1,542,600,530
Net assets consist of
Paid-in capital	$1,277,429,351
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $61,501 deferred country tax)	237,414,649
Accumulated net realized gain (loss) on investments and foreign currency	25,135,803
Undistributed net investment income	2,620,727
Net assets	$1,542,600,530
Shares of beneficial interest outstanding	91,289,639

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$821,272,127	48,669,300	$16.87
Class B	64,313,575	3,724,023	17.27
Class C	329,206,632	19,307,393	17.05
Class I	211,554,650	12,651,654	16.72
Class R1	3,325,034	195,731	16.99
Class R2	10,328,317	616,653	16.75
Class R3	12,931,461	768,724	16.82
Class R4	9,688,991	573,493	16.89
Class R5	79,979,743	4,782,668	16.72

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.90 [100 / 94.25 x $16.87]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$12,815,057
Interest	6,931,176
Dividends from underlying affiliated funds	33,254
Foreign taxes withheld	(651,702)
Total investment income	$19,127,785
Expenses
Management fee	$6,201,813
Distribution and service fees	2,937,846
Shareholder servicing costs	783,773
Administrative services fee	124,862
Independent Trustees’ compensation	12,807
Custodian fee	137,155
Shareholder communications	45,653
Audit and tax fees	34,203
Legal fees	5,524
Miscellaneous	110,707
Total expenses	$10,394,343
Fees paid indirectly	(113)
Reduction of expenses by investment adviser and distributor	(1,006,439)
Net expenses	$9,387,791
Net investment income	$9,739,994
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$42,687,843
Futures contracts	(135,464)
Foreign currency	2,004,879
Net realized gain (loss) on investments and foreign currency	$44,557,258
Change in unrealized appreciation (depreciation)
Investments (net of $61,501 increase in deferred country tax)	$(18,296,626)
Futures contracts	14,867
Translation of assets and liabilities in foreign currencies	118,205
Net unrealized gain (loss) on investments and foreign currency translation	$(18,163,554)
Net realized and unrealized gain (loss) on investments and foreign currency	$26,393,704
Change in net assets from operations	$36,133,698

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/15	Year ended 10/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$9,739,994	$23,433,010
Net realized gain (loss) on investments and foreign currency	44,557,258	17,562,570
Net unrealized gain (loss) on investments and foreign currency translation	(18,163,554)	24,155,757
Change in net assets from operations	$36,133,698	$65,151,337
Distributions declared to shareholders
From net investment income	$(13,262,326)	$(23,128,568)
From net realized gain on investments	(16,165,256)	(5,029,471)
Total distributions declared to shareholders	$(29,427,582)	$(28,158,039)
Change in net assets from fund share transactions	$83,100,846	$244,027,546
Total change in net assets	$89,806,962	$281,020,844
Net assets
At beginning of period	1,452,793,568	1,171,772,724
At end of period (including undistributed net investment income of $2,620,727 and $6,143,059, respectively)	$1,542,600,530	$1,452,793,568

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.80		$16.32	$14.39	$13.52	$13.31	$12.49
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.32	$0.24	$0.25	$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.55	1.91	0.92	0.35	0.85
Total from investment operations	$0.41		$0.87	$2.15	$1.17	$0.61	$1.07
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.22)	$(0.30)	$(0.40)	$(0.25)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.34)		$(0.39)	$(0.22)	$(0.30)	$(0.40)	$(0.25)
Net asset value, end of period (x)	$16.87		$16.80	$16.32	$14.39	$13.52	$13.31
Total return (%) (r)(s)(t)(x)	2.50	(n)	5.41	15.13	8.81	4.69	8.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.27	1.28	1.30	1.30	1.33
Expenses after expense reductions (f)	1.13	(a)	1.17	1.22	1.25	1.25	1.25
Net investment income	1.46	(a)	1.93	1.60	1.80	1.89	1.71
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$821,272		$772,769	$657,312	$509,475	$477,216	$466,793

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.21		$16.70	$14.73	$13.83	$13.60	$12.76
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20	$0.13	$0.15	$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.57	1.95	0.94	0.36	0.88
Total from investment operations	$0.36		$0.77	$2.08	$1.09	$0.52	$1.00
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.19)	$(0.11)	$(0.19)	$(0.29)	$(0.16)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.30)		$(0.26)	$(0.11)	$(0.19)	$(0.29)	$(0.16)
Net asset value, end of period (x)	$17.27		$17.21	$16.70	$14.73	$13.83	$13.60
Total return (%) (r)(s)(t)(x)	2.13	(n)	4.66	14.20	8.01	3.94	7.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.01	2.03	2.05	2.05	2.08
Expenses after expense reductions (f)	1.88	(a)	1.92	1.97	2.00	2.00	2.00
Net investment income	0.70	(a)	1.19	0.86	1.05	1.14	0.96
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$64,314		$66,528	$64,457	$59,468	$56,479	$54,548

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.00		$16.50	$14.56	$13.67	$13.45	$12.62
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20	$0.13	$0.15	$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.57	1.92	0.93	0.36	0.87
Total from investment operations	$0.35		$0.77	$2.05	$1.08	$0.52	$0.99
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.20)	$(0.11)	$(0.19)	$(0.30)	$(0.16)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.30)		$(0.27)	$(0.11)	$(0.19)	$(0.30)	$(0.16)
Net asset value, end of period (x)	$17.05		$17.00	$16.50	$14.56	$13.67	$13.45
Total return (%) (r)(s)(t)(x)	2.11	(n)	4.70	14.19	8.05	3.92	7.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.02	2.03	2.05	2.05	2.08
Expenses after expense reductions (f)	1.88	(a)	1.92	1.97	2.00	2.00	2.00
Net investment income	0.71	(a)	1.17	0.85	1.05	1.14	0.96
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$329,207		$308,269	$245,944	$186,974	$171,596	$170,189

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.65		$16.17	$14.27	$13.41	$13.20	$12.39
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.35	$0.28	$0.27	$0.29	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.56	1.88	0.92	0.35	0.85
Total from investment operations	$0.43		$0.91	$2.16	$1.19	$0.64	$1.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.26)	$(0.33)	$(0.43)	$(0.29)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.36)		$(0.43)	$(0.26)	$(0.33)	$(0.43)	$(0.29)
Net asset value, end of period (x)	$16.72		$16.65	$16.17	$14.27	$13.41	$13.20
Total return (%) (r)(s)(x)	2.65	(n)	5.72	15.33	9.08	5.00	8.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02	1.03	1.06	1.05	1.08
Expenses after expense reductions (f)	0.88	(a)	0.92	0.97	1.00	1.00	1.00
Net investment income	1.71	(a)	2.14	1.84	2.00	2.17	1.97
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$211,555		$193,307	$108,175	$67,970	$26,765	$13,801

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.93		$16.44	$14.50	$13.62	$13.40	$12.58
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20	$0.13	$0.15	$0.15	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.56	1.92	0.92	0.37	0.86
Total from investment operations	$0.35		$0.76	$2.05	$1.07	$0.52	$0.98
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.20)	$(0.11)	$(0.19)	$(0.30)	$(0.16)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.29)		$(0.27)	$(0.11)	$(0.19)	$(0.30)	$(0.16)
Net asset value, end of period (x)	$16.99		$16.93	$16.44	$14.50	$13.62	$13.40
Total return (%) (r)(s)(x)	2.16	(n)	4.63	14.26	8.01	3.95	7.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.01	2.03	2.05	2.05	2.08
Expenses after expense reductions (f)	1.88	(a)	1.92	1.97	2.00	2.00	2.00
Net investment income	0.71	(a)	1.18	0.87	1.05	1.13	0.97
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$3,325		$3,518	$3,613	$3,124	$3,126	$3,042

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.68		$16.20	$14.29	$13.43	$13.22	$12.41
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.28	$0.21	$0.21	$0.22	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.55	1.88	0.92	0.36	0.84
Total from investment operations	$0.39		$0.83	$2.09	$1.13	$0.58	$1.03
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.18)	$(0.27)	$(0.37)	$(0.22)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.32)		$(0.35)	$(0.18)	$(0.27)	$(0.37)	$(0.22)
Net asset value, end of period (x)	$16.75		$16.68	$16.20	$14.29	$13.43	$13.22
Total return (%) (r)(s)(x)	2.41	(n)	5.16	14.79	8.55	4.46	8.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.51	1.53	1.56	1.55	1.58
Expenses after expense reductions (f)	1.38	(a)	1.42	1.47	1.50	1.50	1.50
Net investment income	1.22	(a)	1.69	1.38	1.54	1.64	1.48
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$10,328		$9,812	$10,528	$8,438	$5,687	$4,738

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.75		$16.27	$14.35	$13.48	$13.27	$12.46
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.32	$0.24	$0.24	$0.25	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.55	1.90	0.93	0.36	0.85
Total from investment operations	$0.41		$0.87	$2.14	$1.17	$0.61	$1.06
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.22)	$(0.30)	$(0.40)	$(0.25)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.34)		$(0.39)	$(0.22)	$(0.30)	$(0.40)	$(0.25)
Net asset value, end of period (x)	$16.82		$16.75	$16.27	$14.35	$13.48	$13.27
Total return (%) (r)(s)(x)	2.50	(n)	5.42	15.10	8.84	4.72	8.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.27	1.28	1.31	1.30	1.33
Expenses after expense reductions (f)	1.13	(a)	1.17	1.22	1.25	1.25	1.25
Net investment income	1.45	(a)	1.93	1.59	1.77	1.87	1.70
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$12,931		$13,576	$12,423	$9,575	$6,308	$5,223

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.82		$16.33	$14.41	$13.52	$13.30	$12.49
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.36	$0.27	$0.30	$0.29	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.56	1.91	0.90	0.36	0.85
Total from investment operations	$0.43		$0.92	$2.18	$1.20	$0.65	$1.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.26)	$(0.31)	$(0.43)	$(0.29)
From net realized gain on investments	(0.18)		(0.07)	—	—	—	—
Total distributions declared to shareholders	$(0.36)		$(0.43)	$(0.26)	$(0.31)	$(0.43)	$(0.29)
Net asset value, end of period (x)	$16.89		$16.82	$16.33	$14.41	$13.52	$13.30
Total return (%) (r)(s)(x)	2.62	(n)	5.72	15.32	9.06	5.04	8.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02	1.04	1.05	1.05	1.08
Expenses after expense reductions (f)	0.88	(a)	0.92	0.97	1.00	1.00	1.00
Net investment income	1.67	(a)	2.14	1.77	2.19	2.16	1.98
Portfolio turnover	32	(n)	23	40	30	46	66
Net assets at end of period (000 omitted)	$9,689		$10,042	$7,938	$2,642	$32,383	$26,752

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R5			2014	2013	2012 (i)

Net asset value, beginning of period	$16.65		$16.18	$14.27	$13.29
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.37	$0.29	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.55	1.89	1.01
Total from investment operations	$0.44		$0.92	$2.18	$1.08
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.27)	$(0.10)
From net realized gain on investments	(0.18)		(0.07)	—	—
Total distributions declared to shareholders	$(0.37)		$(0.45)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$16.72		$16.65	$16.18	$14.27
Total return (%) (r)(s)(x)	2.70	(n)	5.73	15.49	8.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.94	1.00	(a)
Expenses after expense reductions (f)	0.79	(a)	0.83	0.88	0.94	(a)
Net investment income	1.81	(a)	2.25	1.95	1.24	(a)
Portfolio turnover	32	(n)	23	40	30
Net assets at end of period (000 omitted)	$79,980		$74,972	$61,383	$44,263

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the

Notes to Financial Statements (unaudited) – continued

correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$421,984,503	$—	$—	$421,984,503
United Kingdom	5,953,620	100,072,760	—	106,026,380
Japan	2,821,701	83,492,341	—	86,314,042
Switzerland	—	62,350,021	—	62,350,021
Germany	16,093,366	23,112,590	—	39,205,956
France	—	34,396,397	—	34,396,397
Canada	27,155,807	—	—	27,155,807
Netherlands	—	16,085,621	—	16,085,621
China	6,401,153	6,317,299	—	12,718,452
Other Countries	55,244,231	46,761,525	—	102,005,756
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	52,053,491	—	52,053,491
Non-U.S. Sovereign Debt	—	299,302,365	—	299,302,365
U.S. Corporate Bonds	—	92,914,853	—	92,914,853
Residential Mortgage-Backed Securities	—	37,388,388	—	37,388,388
Commercial Mortgage-Backed Securities	—	10,857,103	—	10,857,103
Asset-Backed Securities (including CDOs)	—	12,536,859	—	12,536,859
Foreign Bonds	—	63,719,357	—	63,719,357
Mutual Funds	77,243,171	—	—	77,243,171
Total Investments	$612,897,552	$941,360,970	$—	$1,554,258,522

Other Financial Instruments
Futures Contracts	$(9,683)	$—	$—	$(9,683)
Forward Foreign Currency Exchange Contracts	—	(807,770)	—	(807,770)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $205,902,166 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,756,924 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(9,683)
Foreign Exchange	Forward Foreign Currency Exchange	2,241,900	(3,049,670)
Total		$2,241,900	$(3,059,353)

(a)	The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(135,464)	$—
Foreign Exchange	—	2,671,301
Total	$(135,464)	$2,671,301

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$14,867	$—
Foreign Exchange	—	(91,334)
Total	$14,867	$(91,334)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of

Notes to Financial Statements (unaudited) – continued

Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $11,563,148 and a related liability of $12,175,304 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, derivative transactions and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$23,128,568
Long-term capital gains	5,029,471
Total distributions	$28,158,039

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$1,333,354,753
Gross appreciation	259,252,400
Gross depreciation	(38,348,631)
Net unrealized appreciation (depreciation)	$220,903,769

As of 10/31/14
Undistributed ordinary income	11,741,263
Undistributed long-term capital gain	14,552,612
Other temporary differences	(7,236,342)
Net unrealized appreciation (depreciation)	239,407,530

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/15	Year ended 10/31/14	Six months ended 4/30/15	Year ended 10/31/14
Class A	$7,401,445	$13,928,723	$8,677,069	$2,833,860
Class B	443,853	747,446	706,492	267,205
Class C	2,153,590	3,208,700	3,382,639	1,049,903
Class I	2,082,397	3,060,675	2,158,677	469,212
Class R1	22,574	41,617	36,298	14,227
Class R2	80,980	171,283	106,492	44,914
Class R3	125,213	254,280	147,674	53,083
Class R4	113,550	196,389	120,086	33,990
Class R5	838,724	1,519,455	829,829	263,077
Total	$13,262,326	$23,128,568	$16,165,256	$5,029,471

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million up to $1.0 billion, 0.70% of average daily net asset in excess of $1.0 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, this management fee reduction amounted to $562,542, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2015, this management fee reduction amounted to $47,749, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.76% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.13%	1.88%	1.88%	0.88%	1.88%	1.38%	1.13%	0.88%	0.82%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, this reduction amounted to $380,526 and is included in the reduction of total expenses on the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $362,155 for the six months ended April 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$986,500
Class B	0.75%	0.25%	1.00%	1.00%	323,253
Class C	0.75%	0.25%	1.00%	1.00%	1,571,107
Class R1	0.75%	0.25%	1.00%	1.00%	16,449
Class R2	0.25%	0.25%	0.50%	0.50%	24,338
Class R3	—	0.25%	0.25%	0.25%	16,199
Total Distribution and Service Fees					$2,937,846

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, this rebate amounted to $15,432, $37, and $153 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2015, were as follows:

Amount
Class A	$1,561
Class B	49,763
Class C	29,515

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2015, the fee was $92,728, which equated to 0.0126% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $691,045.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0169% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $209 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,973 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $2,679 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$61,058,895	$46,671,548
Investments (non-U.S. Government securities)	$461,921,000	$407,559,608

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,911,076	$98,751,121	11,417,119	$189,955,986
Class B	238,279	4,072,769	688,540	11,730,803
Class C	2,512,829	42,386,486	5,430,252	91,589,691
Class I	2,602,189	43,059,405	6,514,945	107,777,684
Class R1	30,064	505,983	37,495	632,111
Class R2	120,125	1,984,548	235,435	3,900,357
Class R3	39,420	656,326	148,102	2,451,388
Class R4	165,174	2,779,244	286,824	4,807,766
Class R5	481,512	7,931,987	1,211,880	20,214,508
	12,100,668	$202,127,869	25,970,592	$433,060,294

Shares issued to shareholders in reinvestment of distributions
Class A	923,349	$15,209,738	947,166	$15,642,842
Class B	56,900	961,604	50,573	852,438
Class C	253,649	4,230,876	190,475	3,176,064
Class I	197,786	3,227,227	156,082	2,562,571
Class R1	3,527	58,616	3,358	55,749
Class R2	7,339	120,068	6,928	113,454
Class R3	16,617	272,887	18,674	307,363
Class R4	12,085	199,216	11,631	192,521
Class R5	102,251	1,668,554	108,853	1,782,531
	1,573,503	$25,948,786	1,493,740	$24,685,533

Shares reacquired
Class A	(4,162,555)	$(69,302,508)	(6,654,074)	$(111,036,032)
Class B	(437,271)	(7,470,822)	(732,667)	(12,498,870)
Class C	(1,597,821)	(26,916,513)	(2,384,622)	(40,205,097)
Class I	(1,757,608)	(28,922,132)	(1,749,781)	(28,765,191)
Class R1	(45,647)	(766,336)	(52,839)	(880,083)
Class R2	(99,026)	(1,633,233)	(303,991)	(5,059,774)
Class R3	(97,894)	(1,615,377)	(119,927)	(1,992,813)
Class R4	(200,848)	(3,346,722)	(187,413)	(3,129,743)
Class R5	(303,075)	(5,002,166)	(613,493)	(10,150,678)
	(8,701,745)	$(144,975,809)	(12,798,807)	$(213,718,281)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	2,671,870	$44,658,351	5,710,211	$94,562,796
Class B	(142,092)	(2,436,449)	6,446	84,371
Class C	1,168,657	19,700,849	3,236,105	54,560,658
Class I	1,042,367	17,364,500	4,921,246	81,575,064
Class R1	(12,056)	(201,737)	(11,986)	(192,223)
Class R2	28,438	471,383	(61,628)	(1,045,963)
Class R3	(41,857)	(686,164)	46,849	765,938
Class R4	(23,589)	(368,262)	111,042	1,870,544
Class R5	280,688	4,598,375	707,240	11,846,361
	4,972,426	$83,100,846	14,665,525	$244,027,546

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $2,493 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,098,625	181,811,212	(189,841,970)	65,067,867

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,254	$65,067,867

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2015

MFS® UTILITIES FUND

MMU-SEM

MFS® UTILITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
PPL Corp.	3.5%
Exelon Corp.	3.3%
NextEra Energy, Inc.	3.3%
Public Service Enterprise Group, Inc.	2.5%
Sempra Energy	2.5%
NRG Energy, Inc.	2.4%
Dynegy, Inc.	2.2%
Comcast Corp., “Special A”	2.2%
American Electric Power Co., Inc.	2.1%
Kinder Morgan, Inc.	2.0%

Top five industries
Utilities – Electric Power	47.7%
Natural Gas – Pipeline	14.6%
Telephone Services	9.0%
Natural Gas – Distribution	7.9%
Telecommunications – Wireless	7.7%

Issuer country weightings (x)
United States	70.6%
Portugal	3.9%
Italy	3.5%
United Kingdom	3.3%
Brazil	2.6%
Canada	2.5%
Spain	2.0%
China	1.3%
Denmark	1.3%
Other Countries	9.0%

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.97%	$1,000.00	$1,013.00	$4.84
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
B	Actual	1.73%	$1,000.00	$1,009.78	$8.62
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
C	Actual	1.73%	$1,000.00	$1,009.34	$8.62
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
I	Actual	0.73%	$1,000.00	$1,014.65	$3.65
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
R1	Actual	1.73%	$1,000.00	$1,009.38	$8.62
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
R2	Actual	1.23%	$1,000.00	$1,011.80	$6.14
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
R3	Actual	0.98%	$1,000.00	$1,013.00	$4.89
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R4	Actual	0.73%	$1,000.00	$1,014.66	$3.65
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
R5	Actual	0.63%	$1,000.00	$1,014.67	$3.15
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 90.3%
Issuer	Shares/Par	Value ($)
Cable TV - 7.4%
Astro Malaysia Holdings Berhad	25,718,800	$22,675,005
Charter Communications, Inc., “A” (a)	386,667	72,329,929
Comcast Corp., “Special A”	2,448,874	141,030,654
Liberty Global PLC, “C” (a)	2,452,268	123,716,921
Time Warner Cable, Inc.	702,956	109,323,717

		$469,076,226
Energy - Independent - 3.4%
Anadarko Petroleum Corp.	507,984	$47,801,294
Enable Midstream Partners LP (a)	947,846	15,876,421
Energen Corp.	271,228	19,303,297
EQT Corp.	646,072	58,107,716
Memorial Resource Development Corp. (a)	340,102	6,866,659
Noble Energy, Inc.	786,530	39,892,802
Western Gas Equity Partners LP (a)	501,056	32,563,629

		$220,411,818
Internet - 0.3%
Rocket Internet AG (a)	382,643	$19,018,487

Natural Gas - Distribution - 7.9%
AGL Energy Ltd.	1,536,732	$18,427,415
China Resources Gas Group Ltd.	16,540,000	57,619,137
Engie	3,363,443	68,508,588
Gas Natural SDG S.A.	1,177,819	28,910,418
Infraestructura Energetica Nova S.A.B. de C.V.	2,233,243	12,995,955
Laclede Group, Inc.	57,789	3,000,983
NiSource, Inc.	2,074,146	90,059,419
NorthWestern Corp.	538,220	28,035,880
Sempra Energy	1,497,485	158,987,982
Snam S.p.A.	6,224,442	32,431,748

		$498,977,525
Natural Gas - Pipeline - 14.6%
Antero Midstream Partners LP (a)	250,522	$6,263,050
APA Group	2,952,327	22,328,252
Columbia Pipeline Partners LP (a)	924,206	24,999,772
Cone Midstream Partners LP (a)	297,451	5,368,991
Enagas S.A.	417,302	12,857,490
Enbridge, Inc.	2,068,041	108,090,067

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - continued
Energy Transfer Equity LP (a)	1,283,364	$85,549,044
Energy Transfer Partners LP (a)	1,674,074	96,727,996
Enterprise Products Partners LLC (a)	1,171,695	40,130,554
JP Energy Partners LP (a)	839,230	11,497,451
Kinder Morgan, Inc.	3,004,810	129,056,590
ONEOK Partners LP (a)	419,474	17,596,934
Plains All American Pipeline LP (a)	295,487	14,806,854
Plains GP Holdings LP (a)	3,603,379	105,939,343
PT Perusahaan Gas Negara (Persero) Tbk	3,759,000	1,186,147
SemGroup Corp., “A”	523,273	44,054,354
Williams Cos., Inc.	2,492,150	127,573,159
Williams Partners LP (a)	1,465,715	72,406,321

		$926,432,369
Real Estate - 0.1%
InfraREIT, Inc., REIT (a)	300,155	$9,361,834

Telecommunications - Wireless - 6.2%
Advanced Info Service PLC	426,900	$3,108,024
American Tower Corp., REIT	901,612	85,229,382
Bharti Airtel Ltd.	1,969,412	11,793,267
Bharti Infratel Ltd.	1,026,572	6,486,080
KDDI Corp.	1,183,800	27,972,477
MegaFon OJSC	969,303	16,478,151
Mobile TeleSystems OJSC, ADR	3,653,622	44,135,754
Philippine Long Distance Telephone Co.	244,630	15,217,272
SBA Communications Corp. (a)	680,199	78,780,648
T-Mobile U.S., Inc. (a)	192,328	6,546,845
Turkcell Iletisim Hizmetleri AS	5,723,479	25,484,322
Vodafone Group PLC	20,181,414	71,221,951

		$392,454,173
Telephone Services - 8.6%
Altice S.A. (a)	591,341	$62,094,524
Bezeq - The Israel Telecommunication Corp. Ltd.	23,795,357	45,118,501
British Telecom Group, PLC	4,564,820	31,895,339
Com Hem Holding AB (a)	7,060,962	59,311,962
Hellenic Telecommunications Organization S.A. (a)	4,343,542	39,504,882
Oi S.A., NPV (a)	869,550	1,630,614
PT XL Axiata Tbk	75,372,100	23,401,839
Quebecor, Inc., “B”	1,344,680	36,980,093
TDC A.S.	10,788,583	82,094,597
Telecom Italia S.p.A.	74,364,805	71,810,445
TELUS Corp.	462,459	15,995,370

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
Verizon Communications, Inc.	1,479,035	$74,602,525

		$544,440,691
Utilities - Electric Power - 41.7%
Abengoa Yield PLC	2,286,302	$77,528,501
AES Corp.	8,381,297	111,052,185
Aksa Enerji Uretim A.S. (a)	1,566,577	1,586,582
ALLETE, Inc.	819,947	41,243,334
Ameren Corp.	889,109	36,400,122
American Electric Power Co., Inc.	2,328,198	132,404,620
Calpine Corp. (a)	5,791,323	126,308,755
CenterPoint Energy, Inc.	758,351	15,902,620
Cheung Kong Infrastructure Holdings Ltd.	2,619,000	22,234,577
China Longyuan Electric Power Group Corp.	21,210,000	26,435,363
CMS Energy Corp.	1,193,925	40,509,871
Companhia Paranaense de Energia, ADR	721,620	7,894,523
CPFL Energia S.A.	5,482,768	36,158,118
Dominion Resources, Inc.	522,840	37,477,171
DTE Energy Co.	456,950	36,386,929
Dynegy, Inc. (a)(l)	4,277,956	142,327,596
Edison International	252,148	15,365,899
EDP Renovaveis S.A.	18,043,174	126,449,514
Enel Green Power S.p.A.	5,424,734	10,572,193
Enel S.p.A	22,983,968	108,722,680
Energias de Portugal S.A.	29,496,568	118,061,230
Energias do Brasil S.A.	12,601,273	47,888,141
Equatorial Energia S.A.	1,997,731	21,230,803
Exelon Corp.	6,233,520	212,064,350
Iberdrola S.A.	4,445,401	29,731,704
Infinis Energy PLC	2,330,703	6,783,185
NextEra Energy Partners LP (a)	453,062	19,196,237
NextEra Energy, Inc.	2,052,752	207,184,259
NRG Energy, Inc.	6,127,774	154,665,016
NRG Yield, Inc. (l)	551,411	27,129,421
OGE Energy Corp.	3,470,911	113,429,371
PG&E Corp.	1,219,268	64,523,663
Power Grid Corp. of India Ltd.	525,829	1,177,248
PPL Corp.	6,460,819	219,861,671
Public Service Enterprise Group, Inc.	3,861,208	160,394,580
Red Electrica de Espana	650,124	54,558,513
SSE PLC	691,150	16,371,361
Tractebel Energia S.A.	277,100	3,283,317
Xcel Energy, Inc.	461,953	15,664,826

		$2,646,160,049

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Water - 0.1%
Pennon Group PLC	256,667	$3,374,675
Total Common Stocks (Identified Cost, $4,753,237,861)		$5,729,707,847

Bonds - 0.0%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 6.617%, 1/05/23 (i)(z) (Identified Cost, $7,127)	$240,321	$18,697

Convertible Preferred Stocks - 7.1%
Telecommunications - Wireless - 1.5%
American Tower Corp., 5.5%	377,310	$38,712,006
T-Mobile U.S., Inc., 5.5%	897,497	55,958,938

		$94,670,944
Utilities - Electric Power - 5.6%
Dominion Resources, Inc., “A”, 6.125%	668,072	$37,859,640
Dominion Resources, Inc., “B”, 6%	775,605	44,178,461
Dominion Resources, Inc., 6.375%	759,909	37,729,482
Dynegy, Inc., 5.375%	638,282	72,451,390
Exelon Corp., 6.5%	1,932,475	95,213,043
NextEra Energy, Inc., 5.799%	274,899	15,639,004
NextEra Energy, Inc., 5.889%	817,004	52,002,305

		$355,073,325
Total Convertible Preferred Stocks (Identified Cost, $414,120,733)		$449,744,269

Preferred Stocks - 0.8%
Telephone Services - 0.4%
Oi S.A. (a)	5,086,270	$9,537,970
Telefonica Brasil S.A.	918,100	15,235,898

		$24,773,868
Utilities - Electric Power - 0.4%
Companhia Paranaense de Energia	2,239,400	$25,203,888
Total Preferred Stocks (Identified Cost, $88,581,133)		$49,977,756

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	107,681,182	$107,681,182

8

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 1.0%
Issuer	Shares/Par	Value ($)
JPMorgan Prime Money Market Fund, 0.11%, at Cost and Net Asset Value (j)	62,736,804	$62,736,804
Total Investments (Identified Cost, $5,426,364,840)		$6,399,866,555

Other Assets, Less Liabilities - (0.9)%		(57,909,225)
Net Assets - 100.0%		$6,341,957,330

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.617%, 1/05/23	1/18/02	$7,127	$18,697
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	1,128,033	7/10/15	$1,258,191	$1,267,759	$9,568
BUY	EUR	Deutsche Bank AG	2,051,329	7/10/15	2,190,173	2,305,421	115,248
BUY	EUR	Goldman Sachs International	7,413,845	7/10/15	7,978,737	8,332,176	353,439

9

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	EUR	JPMorgan Chase Bank	3,647,547	7/10/15	$3,930,272	$4,099,357	$169,085
BUY	EUR	Morgan Stanley Capital Services	9,972,258	7/10/15	10,769,507	11,207,491	437,984
BUY	GBP	Barclays Bank PLC	4,263,105	7/10/15	6,532,025	6,540,749	8,724
BUY	GBP	Citibank N.A.	1,409,462	7/10/15	2,081,442	2,162,493	81,051
BUY	GBP	Deutsche Bank AG	27,090	7/10/15	40,775	41,564	789
BUY	GBP	Goldman Sachs International	389,267	7/10/15	583,101	597,241	14,140
BUY	GBP	JPMorgan Chase Bank	795,972	7/10/15	1,189,688	1,221,235	31,547
BUY	GBP	UBS AG	314,227	7/10/15	464,541	482,109	17,568

							$1,239,143

Liability Derivatives
SELL	EUR	Citibank N.A.	30,603,250	7/10/15	$33,295,724	$34,393,981	$(1,098,257)
SELL	EUR	Deutsche Bank AG	149,484,025	6/17/15-7/10/15	159,562,414	167,973,237	(8,410,823)
SELL	EUR	Goldman Sachs International	106,505,541	7/10/15	115,853,717	119,698,056	(3,844,339)
SELL	EUR	JPMorgan Chase Bank	219,475,503	7/10/15	237,578,626	246,661,260	(9,082,634)
SELL	EUR	Merrill Lynch International	17,845,978	7/10/15	19,416,209	20,056,504	(640,295)
SELL	EUR	Morgan Stanley Capital Services	12,826,178	7/10/15	13,785,660	14,414,917	(629,257)
BUY	GBP	Barclays Bank PLC	17,887	7/10/15	27,623	27,444	(179)
SELL	GBP	Barclays Bank PLC	33,616,586	7/10/15	49,997,911	51,576,879	(1,578,968)
SELL	GBP	Goldman Sachs International	255,963	7/10/15	382,706	392,716	(10,010)
SELL	GBP	Merrill Lynch International	33,418,058	7/10/15	49,704,349	51,272,284	(1,567,935)

							$(26,862,697)

At April 30, 2015, the fund had cash collateral of $11,070,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $5,318,683,658)	$6,292,185,373
Underlying affiliated funds, at cost and value	107,681,182
Total investments, at value, including $58,369,433 of securities on loan (identified cost, $5,426,364,840)	$6,399,866,555
Restricted cash	11,070,000
Receivables for
Forward foreign currency exchange contracts	1,239,143
Investments sold	53,679,659
Fund shares sold	9,461,228
Interest and dividends	12,032,280
Other assets	23,459
Total assets	$6,487,372,324
Liabilities
Payable to custodian	$5,390
Payables for
Distributions	862,146
Forward foreign currency exchange contracts	26,862,697
Investments purchased	43,104,610
Fund shares reacquired	8,975,554
Collateral for securities loaned, at value	62,736,804
Payable to affiliates
Investment adviser	204,785
Shareholder servicing costs	2,115,987
Distribution and service fees	137,256
Payable for independent Trustees’ compensation	15,452
Deferred country tax expense payable	42,893
Accrued expenses and other liabilities	351,420
Total liabilities	$145,414,994
Net assets	$6,341,957,330
Net assets consist of
Paid-in capital	$5,142,170,583
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $42,893 deferred country tax)	947,657,877
Accumulated net realized gain (loss) on investments and foreign currency	267,736,886
Accumulated distributions in excess of net investment income	(15,608,016)
Net assets	$6,341,957,330
Shares of beneficial interest outstanding	288,398,100

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,564,518,719	161,987,165	$22.00
Class B	318,678,071	14,547,557	21.91
Class C	1,146,082,352	52,320,913	21.90
Class I	807,380,119	36,569,334	22.08
Class R1	14,018,871	641,031	21.87
Class R2	134,518,483	6,128,108	21.95
Class R3	177,392,807	8,065,320	21.99
Class R4	129,008,703	5,858,357	22.02
Class R5	50,359,205	2,280,315	22.08

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.34 [100 / 94.25 x $22.00]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$80,773,913
Interest	594,616
Dividends from underlying affiliated funds	114,038
Foreign taxes withheld	(1,319,422)
Total investment income	$80,163,145
Expenses
Management fee	$18,062,835
Distribution and service fees	12,263,110
Shareholder servicing costs	3,556,235
Administrative services fee	327,641
Independent Trustees’ compensation	46,825
Custodian fee	392,965
Shareholder communications	164,972
Audit and tax fees	29,327
Legal fees	24,279
Miscellaneous	209,384
Total expenses	$35,077,573
Fees paid indirectly	(565)
Reduction of expenses by distributor	(30,831)
Net expenses	$35,046,177
Net investment income	$45,116,968
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $201,040 country tax)	$196,758,923
Foreign currency	96,855,224
Net realized gain (loss) on investments and foreign currency	$293,614,147
Change in unrealized appreciation (depreciation)
Investments (net of $63,338 decrease in deferred country tax)	$(231,359,224)
Translation of assets and liabilities in foreign currencies	(32,379,861)
Net unrealized gain (loss) on investments and foreign currency translation	$(263,739,085)
Net realized and unrealized gain (loss) on investments and foreign currency	$29,875,062
Change in net assets from operations	$74,992,030

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/15	Year ended 10/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$45,116,968	$164,252,828
Net realized gain (loss) on investments and foreign currency	293,614,147	395,385,632
Net unrealized gain (loss) on investments and foreign currency translation	(263,739,085)	229,059,090
Change in net assets from operations	$74,992,030	$788,697,550
Distributions declared to shareholders
From net investment income	$(70,272,630)	$(159,743,376)
From net realized gain on investments	(374,616,272)	(223,100,887)
Total distributions declared to shareholders	$(444,888,902)	$(382,844,263)
Change in net assets from fund share transactions	$247,576,189	$650,030,340
Total change in net assets	$(122,320,683)	$1,055,883,627
Net assets
At beginning of period	6,464,278,013	5,408,394,386
At end of period (including accumulated distributions in excess of net investment income of $15,608,016 and undistributed net investment income of $9,547,646, respectively)	$6,341,957,330	$6,464,278,013

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.34		$21.80	$18.61	$17.11	$16.01	$13.79
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.66	$0.60	$0.51	$0.61	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		2.42	3.17	1.53	1.02	2.26
Total from investment operations	$0.26		$3.08	$3.77	$2.04	$1.63	$2.73
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.64)	$(0.57)	$(0.54)	$(0.53)	$(0.51)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.60)		$(1.54)	$(0.58)	$(0.54)	$(0.53)	$(0.51)
Net asset value, end of period (x)	$22.00		$23.34	$21.80	$18.61	$17.11	$16.01
Total return (%) (r)(s)(t)(x)	1.30	(n)	14.99	20.59	12.17	10.26	20.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	1.01	1.02	1.04	1.07
Expenses after expense reductions (f)	0.97	(a)	0.97	1.01	1.02	1.04	1.07
Net investment income	1.57	(a)(l)	2.97	2.97	2.90	3.62	3.20
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$3,564,519		$3,597,063	$3,242,884	$2,699,649	$2,343,368	$1,947,269

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/15		Years ended 10/31
Class B			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$23.24		$21.71	$18.55	$17.05	$15.95	$13.75
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.49	$0.44	$0.37	$0.49	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		2.41	3.15	1.54	1.01	2.24
Total from investment operations	$0.19		$2.90	$3.59	$1.91	$1.50	$2.60
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.47)	$(0.42)	$(0.41)	$(0.40)	$(0.40)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.52)		$(1.37)	$(0.43)	$(0.41)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$21.91		$23.24	$21.71	$18.55	$17.05	$15.95
Total return (%) (r)(s)(t)(x)	0.98	(n)	14.15	19.60	11.39	9.47	19.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.72	1.76	1.77	1.79	1.82
Expenses after expense reductions (f)	1.73	(a)	1.72	1.76	1.77	1.79	1.82
Net investment income	0.82	(a)(l)	2.23	2.21	2.14	2.88	2.45
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$318,678		$332,141	$305,988	$265,748	$233,107	$209,277

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.24		$21.71	$18.55	$17.05	$15.96	$13.75
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.49	$0.44	$0.38	$0.48	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		2.41	3.15	1.53	1.01	2.25
Total from investment operations	$0.18		$2.90	$3.59	$1.91	$1.49	$2.61
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.47)	$(0.42)	$(0.41)	$(0.40)	$(0.40)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.52)		$(1.37)	$(0.43)	$(0.41)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$21.90		$23.24	$21.71	$18.55	$17.05	$15.96
Total return (%) (r)(s)(t)(x)	0.93	(n)	14.16	19.61	11.40	9.41	19.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.72	1.76	1.77	1.79	1.82
Expenses after expense reductions (f)	1.73	(a)	1.72	1.76	1.77	1.79	1.82
Net investment income	0.82	(a)(l)	2.21	2.21	2.15	2.86	2.44
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$1,146,082		$1,145,572	$917,978	$739,959	$608,042	$459,807

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.41		$21.86	$18.67	$17.15	$16.05	$13.82
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.71	$0.65	$0.57	$0.66	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		2.44	3.17	1.53	1.01	2.27
Total from investment operations	$0.29		$3.15	$3.82	$2.10	$1.67	$2.77
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.70)	$(0.62)	$(0.58)	$(0.57)	$(0.54)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.62)		$(1.60)	$(0.63)	$(0.58)	$(0.57)	$(0.54)
Net asset value, end of period (x)	$22.08		$23.41	$21.86	$18.67	$17.15	$16.05
Total return (%) (r)(s)(x)	1.46	(n)	15.28	20.82	12.54	10.50	20.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.72	0.76	0.77	0.79	0.82
Expenses after expense reductions (f)	0.73	(a)	0.72	0.76	0.77	0.79	0.82
Net investment income	1.82	(a)(l)	3.14	3.21	3.22	3.88	3.37
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$807,380		$864,695	$566,374	$462,849	$286,562	$155,487

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.21		$21.68	$18.52	$17.03	$15.94	$13.73
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.49	$0.44	$0.37	$0.48	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		2.41	3.15	1.53	1.01	2.25
Total from investment operations	$0.18		$2.90	$3.59	$1.90	$1.49	$2.61
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.47)	$(0.42)	$(0.41)	$(0.40)	$(0.40)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.52)		$(1.37)	$(0.43)	$(0.41)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$21.87		$23.21	$21.68	$18.52	$17.03	$15.94
Total return (%) (r)(s)(x)	0.94	(n)	14.18	19.63	11.35	9.42	19.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.72	1.76	1.77	1.79	1.82
Expenses after expense reductions (f)	1.73	(a)	1.72	1.76	1.77	1.79	1.82
Net investment income	0.82	(a)(l)	2.21	2.22	2.15	2.83	2.46
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$14,019		$14,177	$12,041	$12,092	$11,686	$10,157

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.29		$21.75	$18.58	$17.07	$15.98	$13.77
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.60	$0.54	$0.46	$0.57	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		2.42	3.16	1.55	1.01	2.25
Total from investment operations	$0.23		$3.02	$3.70	$2.01	$1.58	$2.68
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.58)	$(0.52)	$(0.50)	$(0.49)	$(0.47)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.57)		$(1.48)	$(0.53)	$(0.50)	$(0.49)	$(0.47)
Net asset value, end of period (x)	$21.95		$23.29	$21.75	$18.58	$17.07	$15.98
Total return (%) (r)(s)(x)	1.18	(n)	14.74	20.22	11.99	9.94	19.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.22	1.26	1.27	1.29	1.32
Expenses after expense reductions (f)	1.23	(a)	1.22	1.26	1.27	1.29	1.32
Net investment income	1.32	(a)(l)	2.69	2.71	2.65	3.37	2.93
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$134,518		$137,813	$116,355	$116,173	$101,994	$79,748

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.33		$21.79	$18.59	$17.09	$15.99	$13.78
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.65	$0.52	$0.51	$0.61	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		2.43	3.25	1.53	1.02	2.25
Total from investment operations	$0.26		$3.08	$3.77	$2.04	$1.63	$2.72
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.64)	$(0.56)	$(0.54)	$(0.53)	$(0.51)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.60)		$(1.54)	$(0.57)	$(0.54)	$(0.53)	$(0.51)
Net asset value, end of period (x)	$21.99		$23.33	$21.79	$18.59	$17.09	$15.99
Total return (%) (r)(s)(x)	1.30	(n)	15.00	20.61	12.19	10.27	20.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	1.00	1.02	1.04	1.07
Expenses after expense reductions (f)	0.98	(a)	0.97	1.00	1.02	1.04	1.07
Net investment income	1.57	(a)(l)	2.93	2.67	2.90	3.62	3.19
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$177,393		$177,562	$135,710	$364,245	$324,613	$277,390

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.35		$21.81	$18.63	$17.12	$16.02	$13.80
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.71	$0.65	$0.56	$0.64	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		2.43	3.16	1.53	1.03	2.24
Total from investment operations	$0.30		$3.14	$3.81	$2.09	$1.67	$2.76
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.70)	$(0.62)	$(0.58)	$(0.57)	$(0.54)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—	—	—
Total distributions declared to shareholders	$(1.63)		$(1.60)	$(0.63)	$(0.58)	$(0.57)	$(0.54)
Net asset value, end of period (x)	$22.02		$23.35	$21.81	$18.63	$17.12	$16.02
Total return (%) (r)(s)(x)	1.47	(n)	15.26	20.82	12.50	10.52	20.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.72	0.76	0.77	0.79	0.82
Expenses after expense reductions (f)	0.73	(a)	0.72	0.76	0.77	0.79	0.82
Net investment income	1.81	(a)(l)	3.19	3.22	3.17	3.78	3.51
Portfolio turnover	23	(n)	46	54	46	51	54
Net assets at end of period (000 omitted)	$129,009		$144,910	$108,572	$73,570	$45,233	$24,422

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R5			2014	2013	2012 (i)

Net asset value, beginning of period	$23.42		$21.86	$18.67	$16.71
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.62	$0.72	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		2.55	3.12	1.96	(g)
Total from investment operations	$0.30		$3.17	$3.84	$2.18
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.71)	$(0.64)	$(0.22)
From net realized gain on investments	(1.34)		(0.90)	(0.01)	—
Total distributions declared to shareholders	$(1.64)		$(1.61)	$(0.65)	$(0.22)
Net asset value, end of period (x)	$22.08		$23.42	$21.86	$18.67
Total return (%) (r)(s)(x)	1.47	(n)	15.42	20.95	13.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.63	0.65	0.71	(a)
Expenses after expense reductions (f)	0.63	(a)	0.63	0.65	0.71	(a)
Net investment income	1.91	(a)(l)	2.71	3.48	2.93	(a)
Portfolio turnover	23	(n)	46	54	46
Net assets at end of period (000 omitted)	$50,359		$50,344	$2,492	$283

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

24

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

25

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,362,625,720	$—	$—	$4,362,625,720
Portugal	—	244,510,743	—	244,510,743
Italy	71,810,445	151,726,621	—	223,537,066
United Kingdom	84,311,686	122,863,326	—	207,175,012
Brazil	168,063,271	—	—	168,063,271
Canada	161,065,530	—	—	161,065,530
Spain	—	126,058,125	—	126,058,125
China	84,054,499	—	—	84,054,499
Denmark	—	82,094,597	—	82,094,597
Other Countries	329,838,195	240,407,114	—	570,245,309
Commercial Mortgage-Backed Securities	—	18,697	—	18,697
Mutual Funds	170,417,986	—	—	170,417,986
Total Investments	$5,432,187,332	$967,679,223	$—	$6,399,866,555

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(25,623,554)	$—	$(25,623,554)

For further information regarding security characteristics, see the Portfolio of Investments.

26

Notes to Financial Statements (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $847,574,930 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $45,118,501 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,239,143	$(26,862,697)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$97,167,197

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(32,621,968)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

28

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $58,369,433 and a related liability of $62,736,804 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

29

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

30

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$273,799,802
Long-term capital gains	109,044,461
Total distributions	$382,844,263

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$5,452,534,312
Gross appreciation	1,183,251,461
Gross depreciation	(235,919,218)
Net unrealized appreciation (depreciation)	$947,332,243

As of 10/31/14
Undistributed ordinary income	98,863,443
Undistributed long-term capital gain	303,029,482
Other temporary differences	(10,964,112)
Net unrealized appreciation (depreciation)	1,178,754,806

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

31

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/15	Year ended 10/31/14	Six months ended 4/30/15	Year ended 10/31/14
Class A	$41,587,368	$97,218,583	$207,683,990	$133,161,909
Class B	2,608,011	6,798,922	19,290,935	12,632,156
Class C	9,215,987	21,817,584	67,087,364	38,095,498
Class I	10,859,895	21,258,017	50,632,928	23,289,939
Class R1	112,715	278,260	820,157	502,602
Class R2	1,428,375	3,301,360	7,915,133	4,808,744
Class R3	2,093,085	4,430,526	10,555,365	5,570,819
Class R4	1,689,817	3,957,455	7,669,394	4,594,337
Class R5	677,377	682,669	2,961,006	444,883
Total	$70,272,630	$159,743,376	$374,616,272	$223,100,887

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.60%
Average daily net assets in excess of $3 billion	0.55%

The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.57% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $959,152 for the six months ended April 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,387,252
Class B	0.75%	0.25%	1.00%	1.00%	1,604,664
Class C	0.75%	0.25%	1.00%	1.00%	5,645,388
Class R1	0.75%	0.25%	1.00%	1.00%	69,103
Class R2	0.25%	0.25%	0.50%	0.50%	336,426
Class R3	—	0.25%	0.25%	0.25%	220,277
Total Distribution and Service Fees					$12,263,110

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, this rebate amounted to $28,497, $1,075, and $1,259 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2015, were as follows:

Amount
Class A	$2,471
Class B	187,791
Class C	62,442

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2015, the fee was $357,768, which equated to 0.0114% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,198,467.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

33

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0104% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $307 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,870 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $11,788 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $1,519,239,209 and $1,388,027,956, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,870,418	$349,842,467	39,532,488	$885,408,658
Class B	979,022	21,469,402	1,714,616	37,997,145
Class C	4,837,846	106,201,421	11,137,720	248,282,916
Class I	5,930,983	131,251,920	17,523,370	396,811,016
Class R1	85,096	1,866,115	205,557	4,569,431
Class R2	903,518	19,813,751	1,872,389	41,999,845
Class R3	1,274,665	28,261,337	2,761,741	61,969,815
Class R4	883,455	19,483,942	2,759,787	61,468,057
Class R5	419,146	9,254,190	2,488,788	56,424,797
	31,184,149	$687,444,545	79,996,456	$1,794,931,680

Shares issued to shareholders in reinvestment of distributions
Class A	10,873,677	$235,279,061	10,203,200	$216,704,309
Class B	890,989	19,170,213	804,898	16,911,638
Class C	2,910,781	62,626,474	2,270,910	47,816,546
Class I	2,218,296	48,162,028	1,509,871	32,453,282
Class R1	43,439	932,872	37,174	780,649
Class R2	415,822	8,971,254	361,839	7,663,604
Class R3	584,796	12,647,557	469,704	10,000,086
Class R4	411,171	8,906,335	382,598	8,171,277
Class R5	167,496	3,638,371	51,496	1,127,534
	18,516,467	$400,334,165	16,091,690	$341,628,925

Shares reacquired
Class A	(18,877,083)	$(413,571,526)	(44,394,708)	$(981,059,960)
Class B	(1,612,840)	(35,083,752)	(2,321,302)	(51,346,277)
Class C	(4,717,039)	(102,449,341)	(6,394,465)	(141,526,773)
Class I	(8,515,161)	(185,402,435)	(8,008,508)	(177,515,807)
Class R1	(98,405)	(2,149,349)	(187,103)	(4,126,085)
Class R2	(1,109,329)	(24,291,689)	(1,665,365)	(36,750,657)
Class R3	(1,405,311)	(30,669,016)	(1,848,776)	(40,946,387)
Class R4	(1,641,002)	(36,573,359)	(1,915,898)	(42,392,219)
Class R5	(456,181)	(10,012,054)	(504,450)	(10,866,100)
	(38,432,351)	$(840,202,521)	(67,240,575)	$(1,486,530,265)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	7,867,012	$171,550,002	5,340,980	$121,053,007
Class B	257,171	5,555,863	198,212	3,562,506
Class C	3,031,588	66,378,554	7,014,165	154,572,689
Class I	(365,882)	(5,988,487)	11,024,733	251,748,491
Class R1	30,130	649,638	55,628	1,223,995
Class R2	210,011	4,493,316	568,863	12,912,792
Class R3	454,150	10,239,878	1,382,669	31,023,514
Class R4	(346,376)	(8,183,082)	1,226,487	27,247,115
Class R5	130,461	2,880,507	2,035,834	46,686,231
	11,268,265	$247,576,189	28,847,571	$650,030,340

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $11,020 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	241,096,971	767,125,497	(900,541,286)	107,681,182

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$114,038	$107,681,182

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.